Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 11, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SEACOAST BANKING CORP OF FLORIDA
Entity Central Index Key	0000730708
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 92,140,383
Entity Common Stock, Shares Outstanding		94,857,215

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest on securities
Taxable	$ 13,964	$ 17,500	$ 13,881
Nontaxable	80	140	227
Interest and fees on loans	58,290	62,355	69,454
Interest on federal funds sold and interest bearing deposits	953	797	979
Total interest income	73,287	80,792	84,541
INTEREST EXPENSE
Interest on savings deposits	1,522	2,371	3,952
Interest on time certificates	3,969	8,615	11,345
Interest on short term borrowings	340	276	237
Interest on subordinated debt	1,035	1,084	1,188
Interest on other borrowings	1,612	1,607	1,607
Total interest expense	8,478	13,953	18,329
NET INTEREST INCOME	64,809	66,839	66,212
Provision for loan losses	10,796	1,974	31,680
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	54,013	64,865	34,532
NONINTEREST INCOME
Loss on sale of commercial loan	(1,238)	0	0
Securities gains, net	7,619	1,220	3,687
Other	21,444	18,345	18,134
Total noninterest income	27,825	19,565	21,821
NONINTEREST EXPENSE	82,548	77,763	89,556
INCOME (LOSS) BEFORE INCOME TAXES	(710)	6,667	(33,203)
Provision for income taxes	0	0	0
NET INCOME (LOSS)	(710)	6,667	(33,203)
Preferred stock dividends and accretion on preferred stock discount	3,748	3,748	3,748
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ (4,458)	$ 2,919	$ (36,951)
Net income (loss) per share of common stock
Diluted	$ (0.05)	$ 0.03	$ (0.48)
Basic	$ (0.05)	$ 0.03	$ (0.48)
Average common shares outstanding
Diluted	93,743,787	93,801,073	76,561,692
Basic	93,743,787	93,511,983	76,561,692

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (710)	$ 6,667	$ (33,203)
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale	3,227	5,884	2,560
Reclassification adjustment for gains included in net income	(6,632)	(354)	(2,845)
Benefit (provision) for income taxes	1,315	(2,135)	110
COMPREHENSIVE INCOME (LOSS)	$ (2,800)	$ 10,062	$ (33,378)

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 45,620	$ 41,136
Interest bearing deposits with other banks	129,367	125,945
Total cash and cash equivalents	174,987	167,081
Securities available for sale (at fair value)	643,050	648,362
Securities held for investment (fair values : $14,542 in 2012 and $20,487 in 2011)	13,818	19,977
Total securities	656,868	668,339
Loans available for sale	36,021	6,795
Loans, including deferred costs of $1,530 in 2012 and $1,632 in 2011	1,226,081	1,208,074
Less: Allowance for loan losses	(22,104)	(25,565)
Net loans	1,203,977	1,182,509
Bank premises and equipment, net	34,465	34,227
Other real estate owned	11,887	20,946
Other intangible assets	1,501	2,289
Other assets	54,223	55,189
TOTAL ASSETS	2,173,929	2,137,375
LIABILITIES
Demand deposits (noninterest bearing)	422,833	328,356
NOW	509,371	469,631
Savings deposits	164,956	133,578
Money market accounts	343,915	319,152
Other time deposits	182,495	244,886
Brokered time certificates	8,203	4,558
Time certificates of $100,000 or more	127,188	218,580
Total deposits	1,758,961	1,718,741
Federal funds purchased and securities sold under agreement to repurchase, maturing within 30 days	136,803	136,252
Borrowed funds	50,000	50,000
Subordinated debt	53,610	53,610
Other liabilities	9,009	8,695
Total liabilities	2,008,383	1,967,298
Commitments and Contingencies (Notes K and P)
SHAREHOLDERS' EQUITY
Series A preferred stock, par value $0.10 per share - authorized 4,000,000 shares, issued and outstanding 2,000 shares of Series A	48,746	47,497
Warrant for purchase of 589,625 shares of common stock at $6.36 per share	0	3,123
Common stock, par value $0.10 per share authorized 300,000,000 shares, issued 94,875,645 and outstanding 94,837,170 shares in 2012 authorized 300,000,000 shares, issued 94,693,002 and outstanding 94,686,801 shares in 2011	9,484	9,469
Additional paid-in capital	222,851	218,925
Accumulated deficit	(118,611)	(114,152)
Less: Treasury stock (38,475 shares in 2012 and 6,201 shares in 2011 ), at cost	(62)	(13)
Total shareholders' equity before accumulated other comprehensive income, net	162,408	164,849
Accumulated other comprehensive income, net	3,138	5,228
TOTAL SHAREHOLDERS' EQUITY	165,546	170,077
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,173,929	$ 2,137,375

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held for investment fair value	$ 14,542	$ 20,487
Deferred cost of loans	$ 1,530	$ 1,632
Warrant for common stock purchase	589,625	589,625
Warrant for common stock purchase per share	$ 6.36	$ 6.36
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	94,875,645	94,693,002
Common stock, shares outstanding	94,837,170	94,686,801
Treasury Stock	38,475	6,201
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.1	$ 0.1
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	2,000	2,000
Preferred stock, shares outstanding	2,000	2,000

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Interest received	$ 78,119	$ 81,904	$ 85,584
Fees and commissions received	20,814	18,453	19,588
Interest paid	(9,003)	(16,211)	(17,385)
Cash paid to suppliers and employees	(71,016)	(66,705)	(70,329)
Income taxes received (paid)	2	(9)	21,262
Origination of loans designated held for sale	(188,064)	(137,295)	(173,692)
Sale of loans designated held for sale	167,921	143,019	179,585
Net change in other assets	(835)	585	(1,954)
Net cash (used) provided by operating activities	(2,062)	23,741	42,659
CASH FLOWS FROM INVESTING ACTIVITIES
Maturities of securities available for sale	133,651	115,287	134,088
Maturities of securities held for investment	6,395	7,733	6,601
Proceeds from sale of securities available for sale	256,102	52,689	102,369
Proceeds from sale of securities held for investment	0	0	5,452
Purchases of securities available for sale	(384,120)	(379,262)	(275,839)
Purchases of securities held for investment	(500)	(1,526)	(21,838)
Net new loans and principal payments	(54,633)	(15,248)	78,357
Proceeds from sale of loans	0	1,450	16,401
Proceeds from the sale of other real estate owned	18,369	38,075	9,169
Proceeds from sale of Federal Home Loan Bank and Federal Reserve Bank Stock	296	1,363	2,477
Purchase of Federal Home Loan Bank and Federal Reserve Bank Stock	(142)	(360)	(700)
Additions to bank premises and equipment	(3,839)	(1,070)	(552)
Net cash (used) provided by investing activities	(28,421)	(180,869)	55,985
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	40,223	81,517	(142,206)
Net increase (decrease) in federal funds purchased and repurchase agreements	551	38,039	(7,460)
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employee benefit plans	196	123	180
Dividend reinvestment plan	0	0	20
Dividends paid on preferred shares	(2,500)	(6,875)	0
Net cash provided (used) by financing activities	38,389	112,804	(102,339)
Net increase (decrease) in cash and cash equivalents	7,906	(44,324)	(3,695)
Cash and cash equivalents at beginning of year	167,081	211,405	215,100
Cash and cash equivalents at end of year	$ 174,987	$ 167,081	$ 211,405

Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock	Preferred Stock	Paid-in Capital/Warrants	Retained Earnings (Accumulated Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss), Net
Beginning Balance at Dec. 31, 2009	$ 151,935	$ 5,887	$ 44,999	$ 178,096	$ (78,200)	$ (855)	$ 2,008
Beginning Balance, shares at Dec. 31, 2009		58,867	2
Comprehensive loss/income	(33,378)				(33,203)		(175)
Stock based compensation expense	351			351
Common stock issued for stock based employee benefit plans	244	9		(445)		681
Common stock issued for stock based employee benefit plans, shares		145
Dividend reinvestment plan	20			(154)		173
Dividend reinvestment plan, shares		10
Issuance of common stock	47,127	3,453		43,674
Issuance of common stock, shares		34,465
Accretion on preferred stock discount	0		1,249		(1,249)
Ending Balance at Dec. 31, 2010	166,299	9,349	46,248	221,522	(112,652)	(1)	1,833
Ending Balance, shares at Dec. 31, 2010		93,487	2
Comprehensive loss/income	10,062				6,667		3,395
Cash dividends on preferred shares	(6,875)				(6,875)
Stock based compensation expense	273			273
Common stock issued for stock based employee benefit plans	318	120		253	(43)	(12)
Common stock issued for stock based employee benefit plans, shares		1,200
Accretion on preferred stock discount	0		1,249		(1,249)
Ending Balance at Dec. 31, 2011	170,077	9,469	47,497	222,048	(114,152)	(13)	5,228
Ending Balance, shares at Dec. 31, 2011		94,687	2
Comprehensive loss/income	(2,800)				(710)		(2,090)
Cash dividends on preferred shares	(2,500)				(2,500)
Stock based compensation expense	796			796
Common stock issued for stock based employee benefit plans	54	15		88		(49)
Common stock issued for stock based employee benefit plans, shares		150
Accretion on preferred stock discount	0		1,249		(1,249)
Purchase of stock warrant	(81)			(81)
Ending Balance at Dec. 31, 2012	$ 165,546	$ 9,484	$ 48,746	$ 222,851	$ (118,611)	$ (62)	$ 3,138
Ending Balance, shares at Dec. 31, 2012		94,837	2

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Note    A

Significant Accounting Policies

General: Seacoast Banking Corporation of Florida (“Company”) is a single segment bank holding company with one operating subsidiary bank, Seacoast National Bank (“Seacoast National”, together the “Company”). Seacoast National’s service area includes Okeechobee, Highlands, Hendry, Hardee, Glades, DeSoto, Palm Beach, Martin, St. Lucie, Brevard, Indian River, Broward, Orange and Seminole counties, which are located in central and southeast Florida. The bank operates full service branches within its markets.

The consolidated financial statements include the accounts of Seacoast and all its majority-owned subsidiaries but exclude five trusts created for the issuance of trust preferred securities. In consolidation, all significant intercompany accounts and transactions are eliminated.

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America, and they conform to general practices within the applicable industries.

New Financial Reporting Guidance: On January 1, 2012, we adopted new financial reporting guidance related to the presentation of comprehensive income in our consolidated financial statements. The new guidance requires net income and other comprehensive income to be presented in either a single-continuous statement of comprehensive income or two separate, but consecutive, statements of income and comprehensive income. We elected to present the components of comprehensive income in a separate statement following our consolidated statements of income. In accordance with the guidance, the presentation of all prior year information has been revised to conform with the new presentation.

Cash and Cash Equivalents: Cash and cash equivalents include cash and due from banks, interest-bearing bank balances and federal funds sold and securities purchased under resale agreements. Cash and cash equivalents have original maturities of three months or less, and accordingly, the carrying amount of these instruments is deemed to be a reasonable estimate of fair value.

Securities Purchased and Sold Agreements: Securities purchased under resale agreements and securities sold under repurchase agreements are generally accounted for as collateralized financing transactions and are recorded at the amount at which the securities were acquired or sold plus accrued interest. It is the Company’s policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. The fair value of securities purchased and sold is monitored and collateral is obtained from or returned to the counterparty when appropriate.

Use of Estimates: The preparation of these financial statements requires the use of certain estimates by management in determining the Company’s assets, liabilities, revenues and expenses, and contingent liabilities. Specific areas, among others, requiring the application of management’s estimates include determination of the allowance for loan losses, the valuation of investment securities available for sale, fair value of impaired loans, contingent liabilities, other real estate owned, valuation of deferred tax valuation allowance. Actual results could differ from those estimates.

Securities: Securities are classified at date of purchase as trading, available for sale or held to maturity. Securities that may be sold as part of the Company’s asset/liability management or in response to, or in anticipation of changes in interest rates and resulting prepayment risk, or for other factors are stated at fair value with unrealized gains or losses reflected as a component of shareholders’ equity net of tax or included in noninterest income as appropriate. The estimated fair value of a security is determined based on market quotations when available or, if not available, by using quoted market prices for similar securities, pricing models or discounted cash flow analyses, using observable market data where available. Debt securities that the Company has the ability and intent to hold to maturity are carried at amortized cost.

Realized gains and losses, including other than temporary impairments, are included in noninterest income as investment securities gains (losses). Interest and dividends on securities, including amortization of premiums and accretion of discounts, is recognized in interest income on an accrual basis using the interest method. The Company anticipates prepayments of principal in the calculation of the effective yield for collateralized mortgage obligations and mortgage backed securities by obtaining estimates of prepayments from independent third parties. The adjusted cost of each specific security sold is used to compute realized gains or losses on the sale of securities on a trade date basis.

On a quarterly basis, the Company makes an assessment to determine whether there have been any events or economic circumstances to indicate that a security is impaired on an other-than-temporary basis. Management considers many factors including the length of time the security has had a fair value less than the cost basis; our intent and ability to hold the security for a period of time sufficient for a recovery in value; recent events specific to the issuer or industry; and for debt securities, external credit ratings and recent downgrades. Securities on which there is an unrealized loss that is deemed to be other-than temporary are written down to fair value with the write-down recorded as a realized loss.

For securities which are transferred into held to maturity from available for sale the unrealized gain or loss at the date of transfer is reported as a component of shareholders’ equity and is amortized over the remaining life as an adjustment of yield using the interest method.

Seacoast National is a member of the Federal Home Loan Bank system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans: Loans are recognized at the principal amount outstanding, net of unearned income and amounts charged off. Unearned income includes discounts, premiums and deferred loan origination fees reduced by loan origination costs. Unearned income on loans is amortized to interest income over the life of the related loan using the effective interest rate method. Interest income is recognized on an accrual basis.

Fees received for providing loan commitments and letters of credit that may result in loans are typically deferred and amortized to interest income over the life of the related loan, beginning with the initial borrowing. Fees on commitments and letters of credit are amortized to noninterest income as banking fees and commissions on a straight-line basis over the commitment period when funding is not expected.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are considered held for investment.

The Company accounts for loans in accordance with ASC topics 310 and 470, when due to a deterioration in a borrower’s financial position, the Company grants concessions that would not otherwise be considered. Troubled debt restructured (TDR) loans are tested for impairment and placed in non-accrual status. If borrowers perform pursuant to the modified loan terms for at least six months and the remaining loan balances are considered collectible, the loans are returned to accrual status. When the Company modifies the terms of an existing loan that is not considered a troubled debt restructuring, the Company follows the provisions of ASC 310 “Creditor’s Accounting for a Modification or Exchange of Debt Instruments.”

A loan is considered to be impaired when based on current information, it is probable the Company will not receive all amounts due in accordance with the contractual terms of a loan agreement. The fair value is measured based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. A loan is also considered impaired if its terms are modified in a troubled debt restructuring. When the ultimate collectability of the principal balance of an impaired loan is in doubt, all cash receipts are applied to principal. Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income, to the extent any interest has been forgone, and then they are recorded as recoveries of any amounts previously charged off.

The accrual of interest is generally discontinued on loans and leases, except consumer loans, that become 90 days past due as to principal or interest unless collection of both principal and interest is assured by way of collateralization, guarantees or other security. Generally, loans past due 90 days or more are placed on nonaccrual status regardless of security. When interest accruals are discontinued, unpaid interest is reversed against interest income. Consumer loans that become 120 days past due are generally charged off. When borrowers demonstrate over an extended period the ability to repay a loan in accordance with the contractual terms of a loan classified as nonaccrual, the loan is returned to accrual status. Interest income on nonaccrual loans is either recorded using the cash basis method of accounting or recognized after the principal has been reduced to zero, depending on the type of loan.

Derivatives Used for Risk Management: The Company may designate a derivative as either a hedge of the fair value of a recognized fixed rate asset or liability or an unrecognized firm commitment (“fair value” hedge), a hedge of a forecasted transaction or of the variability of future cash flows of a floating rate asset or liability (“cash flow” hedge). All derivatives are recorded as other assets or other liabilities on the balance sheet at their respective fair values with unrealized gains and losses recorded either in other comprehensive income or in the results of operations, depending on the purpose for which the derivative is held. Derivatives that do not meet the criteria for designation as a hedge at inception, or fail to meet the criteria thereafter, are carried at fair value with unrealized gains and losses recorded in the results of operations.

To the extent of the effectiveness of a cash flow hedge, changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income. The net periodic interest settlement on derivatives is treated as an adjustment to the interest income or interest expense of the hedged assets or liabilities.

At inception of a hedge transaction, the Company formally documents the hedge relationship and the risk management objective and strategy for undertaking the hedge. This process includes identification of the hedging instrument, hedged item, risk being hedged and the methodology for measuring ineffectiveness. In addition, the Company assesses both at the inception of the hedge and on an ongoing quarterly basis, whether the derivative used in the hedging transaction has been highly effective in offsetting changes in fair value or cash flows of the hedged item, and whether the derivative as a hedging instrument is no longer appropriate.

The Company discontinues hedge accounting prospectively when either it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; the derivative expires or is sold, terminated or exercised; the derivative is de-designated because it is unlikely that a forecasted transaction will occur; or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted as an adjustment to yield over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transaction are still expected to occur, unrealized gains and losses that are accumulated in other comprehensive income are included in the results of operations in the same period when the results of operations are also affected by the hedged cash flow. They are recognized in the results of operations immediately if the cash flow hedge was discontinued because a forecasted transaction is not expected to occur.

Certain commitments to sell loans are derivatives. These commitments are recorded as a freestanding derivative and classified as an other asset or liability.

Loans Held for Sale: Loans are classified as held for sale based on management’s intent to sell the loans, either as part of a core business strategy or related to a risk mitigation strategy. Loans held for sale and any related unfunded lending commitments are recorded at fair value, if elected or the lower of cost (which is the carrying amount net of deferred fees and costs and applicable allowance for loan losses and reserve for unfunded lending commitments) or fair market value less costs to sell. Adjustments to reflect unrealized gains and losses resulting from changes in fair value and realized gains and losses upon ultimate sale of the loans are classified as noninterest income in the Consolidated Statements of Income (Loss). At the time of the transfer to loans held for sale, if the fair market value is less than cost, the difference is recorded as additional provision for credit losses in the results of operations. Fair market value is determined based on quoted market prices for the same or similar loans, outstanding investor commitments or discounted cash flow analyses using market assumptions.

At December 31, 2012 fair market value for substantially all the loans in loans held for sale were obtained by reference to prices for the same or similar loans from recent transactions. For a relationship that includes an unfunded lending commitment, the cost basis is the outstanding balance of the loan net of the allowance for loan losses and net of any reserve for unfunded lending commitments. This cost basis is compared to the fair market value of the entire relationship including the unfunded lending commitment.

Individual loans or pools of loans are transferred from the loan portfolio to loans held for sale when the intent to hold the loans has changed and there is a plan to sell the loans within a reasonable period of time. Loans held for sale are reviewed quarterly. Subsequent declines or recoveries of previous declines in the fair market value of loans held for sale are recorded in other fee income in the results of operations. Fair market value changes occur due to changes in interest rates, the borrower’s credit, the secondary loan market and the market for a borrower’s debt. If an unfunded lending commitment expires before a sale occurs, the reserve associated with the unfunded lending commitment is recognized as a credit to other fee income in the results of operations.

Fair Value Measurements: The Company measures or monitors many of its assets and liabilities on a fair value basis. Certain assets and liabilities are measured on a recurring basis. Examples of these include derivative instruments, available for sale and trading securities, loans held for sale and long-term debt. Additionally, fair value is used on a non-recurring basis to evaluate assets or liabilities for impairment or for disclosure purposes. Examples of these non-recurring uses of fair value include certain loans held for sale accounted for on a lower of cost or fair value, mortgage servicing rights, goodwill, and long-lived assets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Company uses various valuation techniques and assumptions when estimating fair value.

The Company applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which the identical item is traded on an active exchange, such as publicly-traded instruments or futures contracts.

Level 2 – Assets and liabilities valued based on observable market data for similar instruments.

Level 3 – Assets and liabilities for which significant valuation assumptions are not readily observable in the market; instruments valued based on the best available data, some of which is internally-developed, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities required or permitted to be recorded at and/or marked to fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to market observable data for similar assets and liabilities. Nevertheless, certain assets and liabilities are not actively traded in observable markets and the Company must use alternative valuation techniques to derive a fair value measurement.

Other Real Estate Owned: Other real estate owned (“OREO”) consists of real estate acquired in lieu of unpaid loan balances. These assets are carried at an amount equal to the loan balance prior to foreclosure plus costs incurred for improvements to the property, but no more than the estimated fair value of the property less estimated selling costs. Any valuation adjustments required at the date of transfer are charged to the allowance for loan losses. Subsequently, unrealized losses and realized gains and losses are included in other noninterest expense. Operating results from OREO are recorded in other noninterest expense.

Bank Premises and Equipment: Bank premises and equipment are stated at cost, less accumulated depreciation and amortization. Premises and equipment include certain costs associated with the acquisition of leasehold improvements. Depreciation and amortization are recognized principally by the straight-line method, over the estimated useful lives as follows: buildings - 25-40 years, leasehold improvements - 5-25 years, furniture and equipment - 3-12 years. Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Other Intangible Assets: Intangible assets with indefinite lives are not subject to amortization. Rather they are subject to impairment tests at least annually, or more often if events or circumstances indicate there may be impairment. Intangible assets with finite lives continue to be amortized over the period the Company expects to benefit from such assets and are periodically reviewed to determine whether there have been any events or circumstances to indicate the recorded amount is not recoverable from projected undiscounted net operating cash flows. A loss is recognized to reduce the carrying amount to fair value, where appropriate.

Revenue Recognition: Revenue is recognized when the earnings process is complete and collectibility is assured. Brokerage fees and commissions are recognized on a trade date basis. Asset management fees, measured by assets at a particular date, are accrued as earned. Commission expenses are recorded when the related revenue is recognized.

Allowance for Loan Losses and Reserve for Unfunded Lending Commitments: The Company has developed policies and procedures for assessing the adequacy of the allowance for loan losses and reserve for unfunded lending commitments that reflect the evaluation of credit risk after careful consideration of all available information. Where appropriate this assessment includes monitoring qualitative and quantitative trends including changes in levels of past due, criticized and nonperforming loans. In developing this assessment, the Company must necessarily rely on estimates and exercise judgment regarding matters where the ultimate outcome is unknown such as economic factors, developments affecting companies in specific industries and issues with respect to single borrowers. Depending on changes in circumstances, future assessments of credit risk may yield materially different results, which may result in an increase or a decrease in the allowance for loan losses.

The allowance for loan losses and reserve for unfunded lending commitments is maintained at a level the Company believes is adequate to absorb probable losses inherent in the loan portfolio and unfunded lending commitments as of the date of the consolidated financial statements. The Company employs a variety of modeling and estimation tools in developing the appropriate allowance for loan losses and reserve for unfunded lending commitments. The allowance for loan losses and reserve for unfunded lending commitments consists of formula-based components for both commercial and consumer loans, allowance for impaired commercial loans and allowance related to additional factors that are believed indicative of current trends and business cycle issues.

If necessary, a specific allowance is established for individually evaluated impaired loans. The specific allowance established for these loans is based on a thorough analysis of the most probable source of repayment, including the present value of the loan’s expected future cash flows, the loan’s estimated market value, or the estimated fair value of the underlying collateral depending on the most likely source of repayment. General allowances are established for loans grouped into pools based on similar characteristics. In this process, general allowance factors are based on an analysis of historical charge-off experience, portfolio trends, regional and national economic conditions, and expected loss given default derived from the Company’s internal risk rating process.

The Company monitors qualitative and quantitative trends in the loan portfolio, including changes in the levels of past due, criticized and nonperforming loans. The distribution of the allowance for loan losses and reserve for unfunded lending commitments between the various components does not diminish the fact that the entire allowance for loan losses and reserve for unfunded lending commitments is available to absorb credit losses in the loan portfolio. The principal focus is, therefore, on the adequacy of the total allowance for loan losses and reserve for unfunded lending commitments.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s bank subsidiary’s allowance for loan losses and reserve for unfunded lending commitments. These agencies may require such subsidiaries to recognize changes to the allowance for loan losses and reserve for unfunded lending commitments based on their judgments about information available to them at the time of their examination.

Income Taxes: The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their related tax bases and are measured using the enacted tax rates and laws that are in effect. A valuation allowance is recognized for a deferred tax asset if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of a change in rates is recognized as income or expense in the period in which the change occurs. See Note L, Income Taxes for related disclosures.

Earnings per Share: Basic earnings per share are computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during each period. Diluted earnings per share are based on the weighted-average number of common shares outstanding during each period, plus common share equivalents calculated for stock options and performance restricted stock outstanding using the treasury stock method.

Stock-Based Compensation: The three stock option plans are accounted for under ASC Topic 718 and the fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with market assumptions. This amount is amortized on a straight-line basis over the vesting period, generally five years. (See Note J)

For restricted stock awards, which generally vest based on continued service with the Company, the deferred compensation is measured as the fair value of the shares on the date of grant, and the deferred compensation is amortized as salaries and employee benefits in accordance with the applicable vesting schedule, generally straight-line over five years. Some shares vest based upon the Company achieving certain performance goals and salary amortization expense is based on an estimate of the most likely results on a straight line basis.

Recently Issued Accounting Standards, Not Adopted as of December 31, 2012	12 Months Ended
Dec. 31, 2012
Recently Issued Accounting Standards, Not Adopted as of December 31, 2012 [Abstract]
Recently Issued Accounting Standards, Not Adopted as of December 31, 2012

Note    B

Recently Issued Accounting Standards, Not Adopted as of December 31, 2012

In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The Update clarifies that ASU 2011-11 applies only to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. Entities with other types of financial assets and financial liabilities subject to a master netting arrangement or similar agreement are no longer subject to the disclosure requirements in ASU 2011-11. The amendments are effective for annual and interim reporting periods beginning on or after January 1, 2013. The Company is currently in the process of evaluating the ASU but does not expect it will have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The Update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component and to present either on the face of the statement where net income is presented, or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. The amendments are effective for annual and interim reporting periods beginning on or after December 15, 2012. The Company is currently in the process of evaluating the ASU but does not expect it will have a material impact on the Company’s consolidated financial statements.

Cash, Dividend and Loan Restrictions	12 Months Ended
Dec. 31, 2012
Cash Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income Net [Abstract]
Cash Dividend and Loan Restrictions

Note C    Cash, Dividend and Loan Restrictions

In the normal course of business, the Company and Seacoast National enter into agreements, or are subject to regulatory agreements that result in cash, debt and dividend restrictions. A summary of the most restrictive items follows:

Seacoast National is required to maintain average reserve balances with the Federal Reserve Bank. The average amount of those reserve balances was $67.5 million for 2012 and $18.3 million for 2011.

Under Federal Reserve regulation, Seacoast National is limited as to the amount it may loan to their affiliates, including the Company, unless such loans are collateralized by specified obligations. At December 31, 2012, the maximum amount available for transfer from Seacoast National to the Company in the form of loans approximated $33.9 million.

The approval of the Office of the Comptroller of the Currency (“OCC”) is required if the total of all dividends declared by a national bank in any calendar year exceeds the bank’s profits, as defined, for that year combined with its retained net profits for the preceding two calendar years. Under this restriction Seacoast National cannot distribute any dividends to the Company as of December 31, 2012, without prior approval of the OCC.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

Note    D

Securities

The amortized cost and fair value of securities available for sale and held for investment at December 31, 2012 and December 31, 2011 are summarized as follows:

	December 31, 2012
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)

SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,700	$7	$0	$1,707
Mortgage-backed securities of U.S. Government Sponsored Entities	186,404	3,320	(469)	189,255
Collateralized mortgage obligations of U.S. Government Sponsored Entities	352,731	2,430	(902)	354,259
Private collateralized mortgage obligations	96,258	1,203	(530)	96,931
Obligations of state and political subdivisions	847	51	0	898

	$637,940	$7,011	$(1,901)	$643,050

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$4,687	$0	$(92)	$4,595
Private collateralized mortgage obligations	1,278	33	0	1,311
Obligations of state and political subdivisions	6,353	737	(3)	7,087
Other	1,500	49	0	1,549

	$13,818	$819	$(95)	$14,542

	December 31, 2011
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,699	$25	$0	$1,724
Mortgage-backed securities of U.S. Government Sponsored Entities	135,665	2,819	(37)	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities	428,139	9,111	(316)	436,934
Private collateralized mortgage obligations	73,247	330	(3,487)	70,090
Obligations of state and political subdivisions	1,097	70	0	1,167

	$639,847	$12,355	$(3,840)	$648,362

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$10,475	$0	$(136)	$10,339
Private collateralized mortgage obligations	1,840	40	0	1,880
Obligations of state and political subdivisions	6,662	570	0	7,232
Other	1,000	36	0	1,036

	$19,977	$646	$(136)	$20,487

Proceeds from sales of securities during 2012 were $256,102,000 with gross gains of $7,833,000 and gross losses of $214,000. Proceeds from sales of securities during 2011 were $52,689,000 with gross gains of $1,239,000 and gross losses of $19,000. Proceeds from sales of securities during 2010 were $107,821,000 with gross gains of $3,687,000.

Securities with a carrying value of $103,351,000 and a fair value of $103,400,000 at December 31, 2012, were pledged as collateral for United States Treasury deposits, other public deposits and trust deposits. Securities with a carrying and fair value of $167,993,000 were pledged as collateral for repurchase agreements.

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	Held for Investment		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)
Due in less than one year	$0	$0	$1,700	$1,707
Due after one year through five years	377	377	441	468
Due after five years through ten years	948	1,033	406	430
Due after ten years	5,028	5,677	0	0

	6,353	7,087	2,547	2,605
Mortgage-backed securities of U.S. Government Sponsored Entities	0	0	186,404	189,255
Collateralized mortgage obligations of U.S. Government Sponsored Entities	4,687	4,595	352,731	354,259
Private collateralized mortgage obligations	1,278	1,311	96,258	96,931
No contractual maturity	1,500	1,549	0	0

	$13,818	$14,542	$637,940	$643,050

The estimated fair value of a security is determined based on market quotations when available or, if not available, by using quoted market prices for similar securities, pricing models or discounted cash flows analyses, using observable market data where available. The tables below indicate the amount of securities with unrealized losses and period of time for which these losses were outstanding at December 31, 2012 and December 31, 2011, respectively.

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$54,289	$(469)	$0	$0	$54,289	$(469)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	150,057	(901)	4,593	(93)	154,650	(994)
Private collateralized mortgage obligations	29,969	(441)	9,221	(89)	39,190	(530)
Obligations of state and political subdivisions	0	0	125	(3)	125	(3)

Total temporarily impaired securities	$234,315	$(1,811)	$13,939	$(185)	$248,254	$(1,996)

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$18,800	$(37)	$0	$0	$18,800	$(37)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	59,913	(452)	0	0	59,913	(452)
Private collateralized mortgage obligations	32,615	(2,001)	27,282	(1,486)	59,897	(3,487)

Total temporarily impaired securities	$111,328	$(2,490)	$27,282	$(1,486)	$138,610	$(3,976)

Approximately $0.5 million of the unrealized losses pertain to private label securities secured by collateral originated in 2005 and prior. Their fair value is $39.2 million and is attributable to a combination of factors, including relative changes in interest rates since the time of purchase and decreased liquidity for investment securities in general. The collateral underlying these mortgage investments are 30- and 15-year fixed and 10/1 adjustable rate mortgage loans with low loan to values, subordination and historically have had minimal foreclosures and losses. Based on its assessment of these factors, management believes that the unrealized losses on these debt security holdings are a function of changes in investment spreads and interest rate movements and not changes in credit quality. Management expects to recover the entire amortized cost basis of these securities.

At December 31, 2012, the Company also had $1.5 million of unrealized losses on mortgage backed securities of government sponsored entities having a fair value of $208.9 million that were attributable to a combination of factors, including relative changes in interest rates since the time of purchase and decreased liquidity for investment securities in general. The contractual cash flows for these securities are guaranteed by U.S. government agencies and U.S. government-sponsored enterprises. Based on its assessment of these factors , management believes that the unrealized losses on these debt security holdings are a function of changes in investment spreads and interest movements and not changes in credit quality. Management expects to recover the entire amortized cost basis of these securities.

As of December 31, 2012, the Company does not intend to sell nor is it anticipated that it would be required to sell any of its investment securities that have losses. Therefore, management does not consider any investment to be other-than-temporarily impaired at December 31, 2012.

Included in other assets is $11.8 million of Federal Home Loan Bank and Federal Reserve Bank stock stated at par value. At December 31, 2012, the Company has not identified events or changes in circumstances which may have a significant adverse effect on the fair value of the $11.8 million of cost method investment securities.

Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans

Note E    Loans

Information relating to loans at December 31 is summarized as follows:

	2012	2011
	(In thousands)
Construction and land development	$60,736	$49,184
Commercial real estate	486,828	508,353
Residential real estate	569,331	546,246
Commerical and financial	61,903	53,105
Consumer	46,930	50,611
Other	353	575

NET LOAN BALANCES	$1,226,081	$1,208,074

(1)	Net loan balances at December 31, 2012 and 2011 include deferred costs of $1,530,000 and $1,632,000, respectively.

One of the sources of the Company’s business is loans to directors and executive officers. The aggregate dollar amount of these loans was approximately $4,891,000 and $5,114,000 at December 31, 2012 and 2011, respectively. During 2012 new loans totaling $487,000 were made and reductions totaled $710,000.

At December 31, 2012 loans pledged as collateral for borrowings totaled $50.0 million, versus $55.0 million in loans at December 31, 2011.

Loans are made to individuals, as well as, commercial and tax exempt entities. Specific loan terms vary as to interest rate, repayment, and collateral requirements based on the type of loan requested and the credit worthiness of the prospective borrower.

Concentrations of Credit All of the Company’s lending activity occurs within the State of Florida, including Orlando in Central Florida and Southeast coastal counties from Brevard County in the north to Palm Beach County in the south, as well as, all of the counties surrounding Lake Okeechobee in the center of the state. The Company’s loan portfolio consists of approximately one half commercial and commercial real estate loans and one half consumer and residential real estate loans.

The Company’s extension of credit is governed by the Credit Risk Policy which was established to control the quality of the Company’s loans. These policies and procedures are reviewed and approved by the Board of Directors on a regular basis.

Construction and Land Development Loans The Company defines construction and land development loans as exposures secured by land development and construction (including 1-4 family residential construction), multi-family property, and non-farm nonresidential property where the primary or significant source of repayment is from rental income associated with that property (that is, loans for which 50 percent or more of the source of repayment comes from third party, non-affiliated rental income) or the proceeds of the sale, refinancing, or permanent financing of the property.

Commercial Real Estate Loans The Company’s goal is to create and maintain a high quality portfolio of commercial real estate loans with customers who meet the quality and relationship profitability objectives of the Company. Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans. These loans are viewed primarily as cash flow loans and the repayment of these loans is largely dependent on the successful operation of the property. Loan performance may be adversely affected by factors impacting the general economy or conditions specific to the real estate market such as geographic location and/or property type.

Residential Real Estate Loans The Company selectively adds residential mortgage loans to its portfolio, primarily loans with adjustable rates, home equity mortgages and home equity lines. Substantially all residential originations have been underwritten to conventional loan agency standards, including loans having balances that exceed agency value limitations. The Company has never offered sub-prime, Alt A, Option ARM or any negative amortizing residential loans, programs or products, although we have originated and hold residential mortgage loans from borrowers with original or current FICO credit scores that are less than “prime.”

Commercial and Financial Loans Commercial credit is extended primarily to small to medium sized professional firms, retail and wholesale operators and light industrial and manufacturing concerns. Such credits typically comprise working capital loans, loans for physical asset expansion, asset acquisition and other business loans. Loans to closely held businesses will generally be guaranteed in full or for a meaningful amount by the businesses’ major owners. Commercial loans are made based primarily on the historical and projected cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not behave as forecasted and collateral securing loans may fluctuate in value due to economic or individual performance factors. Minimum standards and underwriting guidelines have been established for all commercial loan types.

Consumer Loans The Company originates consumer loans including installment loans, loans for automobiles, boats, and other personal, family and household purposes, and indirect loans through dealers to finance automobiles. For each loan type several factors including debt to income, type of collateral and loan to collateral value, credit history and Company relationship with the borrower is considered during the underwriting process.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

December 31, 2012	Accruing 30-59 Days Past Due	Accruing 60-89 Days Past Due	Greater Than 90 Days	Nonaccrual	Current	Total Financing Receivables
	(In thousands)
Construction and land development	$7	$0	$0	$1,342	$59,387	$60,736
Commercial real estate	832	5	0	17,234	468,757	486,828
Residential real estate	1,179	1,377	1	22,099	544,675	569,331
Commerical and financial	41	0	0	0	61,862	61,903
Consumer	109	0	0	280	46,541	46,930
Other	0	0	0	0	353	353

Total	$2,168	$1,382	$1	$40,955	$1,181,575	$1,226,081

December 31, 2011	Accruing 30-59 Days Past Due	Accruing 60-89 Days Past Due	Greater Than 90 Days	Nonaccrual	Current	Total Financing Receivables
	(In thousands)
Construction and land development	$6	$215	$0	$2,227	$46,736	$49,184
Commercial real estate	836	0	0	13,120	494,397	508,353
Residential real estate	2,979	607	0	12,555	530,105	546,246
Commerical and financial	80	0	0	16	53,009	53,105
Consumer	246	74	0	608	49,683	50,611
Other	0	0	0	0	575	575

Total	$4,147	$896	$0	$28,526	$1,174,505	$1,208,074

Nonaccrual loans and loans past due ninety days or more were $41.0 million and $28.5 million at December 31, 2012 and 2011, respectively. The reduction in interest income associated with loans on nonaccrual status was approximately $1.9 million, $1.2 million, and $5.1 million, for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Under the Company’s risk rating system, the Company classifies problem and potential problem loans as “Special Mention,” “Substandard,” and “Doubtful” and these loans are monitored on an ongoing basis. Substandard loans include those characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as substandard may require a specific allowance, but generally does not exceed 30% of the principal balance. Loans classified as Doubtful, have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The principal balance of loans classified as doubtful are generally charged off. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management’s close attention are deemed to be Special Mention. Risk ratings are updated any time the situation warrants.

Loans not meeting the criteria above are considered to be pass-rated loans and risk grades are recalculated at least annually by the loan relationship manager.  The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2012 and 2011:

	Construction			Commercial
	& Land	Commercial	Residential	and
December 31, 2012	Development	Real Estate	Real Estate	Financial	Consumer	Total
			(In thousands)
Pass	$54,994	$414,023	$527,891	$61,123	$45,907	$1,103,938
Special mention	1,717	12,137	1,686	587	450	16,577
Substandard	0	22,180	36	193	256	22,665
Doubtful	0	0	0	0	0	0
Nonaccrual	1,342	17,234	22,099	0	280	40,955
Pass-Troubled debt restructures	2,103	6,513	0	0	0	8,616
Troubled debt restructures	580	14,741	17,619	0	390	33,330

	$60,736	$486,828	$569,331	$61,903	$47,283	$1,226,081

	Construction			Commercial
	& Land	Commercial	Residential	and
December 31, 2011	Development	Real Estate	Real Estate	Financial	Consumer	Total
			(In thousands)
Pass	$42,899	$387,161	$505,316	$51,375	$49,299	$1,036,050
Special mention	802	57,334	5,529	1,445	523	65,633
Substandard	90	5,558	133	168	305	6,254
Doubtful	0	0	0	0	0	0
Nonaccrual	2,227	13,120	12,555	16	608	28,526
Troubled debt restructures	3,166	45,180	22,713	101	451	71,611

	$49,184	$508,353	$546,246	$53,105	$51,186	$1,208,074

Impaired Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Impaired Loans and Allowance for Loan Losses [Abstract]
Impaired Loans and Allowance for Loan Losses

Note F    Impaired Loans and Allowance for Loan Losses

During 2012, the total of newly identified TDRs was $18.0 million, of which $0.1 million were accruing construction and land development loans, $4.9 million were accruing residential real estate mortgages, $0.8 million were accruing commercial real estate loans, and $0.1 million were accruing consumer loans. Loans modified, but where full collection under the modified terms is doubtful, are classified as nonaccrual loans from the date of modification and are therefore excluded from the tables below.

The Company’s TDR concessions granted generally do not include forgiveness of principal balances. Loan modifications are not reported in calendar years after modification if the loans were modified at an interest rate equal to the yields of new loan originations with comparable risk and the loans are performing based on the terms of the restructuring agreements.

When a loan is modified as a TDR, there is not a direct, material impact on the loans within the Consolidated Balance Sheet, as principal balances are generally not forgiven. Most loans prior to modification were classified as an impaired loan and the allowance for loan losses is determined in accordance with the Company’s policy as disclosed in Note A.

The following table presents loans that were modified within the twelve months ending December 31, 2012:

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Specific Reserve Recorded	Valuation Allowance Recorded
		(In thousands)
Construction and land development	1	$71	$64	$0	$7
Residential real estate	28	4,941	4,531	0	410
Commercial real estate	2	800	747	0	53
Consumer	2	75	72	0	3

	33	$5,887	$5,414	$0	$473

Accruing loans that were restructured within the twelve months ending December 31, 2012 and defaulted during the twelve months ended December 31, 2012 are presented in the table below. The Company considers a loan to have defaulted when it becomes 90 days or more delinquent under the modified terms, has been transferred to nonaccrual status, or has been transferred to other real estate owned. A defaulted TDR is generally placed on nonaccrual and specific allowance for loan loss is assigned in accordance with the Company’s policy as disclosed in note A.

	Number of Contracts	Recorded Investment
	(Dollars in thousands)
Residential real estate	7	913

At December 31, 2012 and 2011, the Company’s recorded investment in impaired loans and related valuation allowance was as follows:

	Impaired Loans
	for the Year Ended December 31, 2012
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
		( In thousands )
With no related allowance recorded:
Construction and land development	$1,128	$1,608	$0	$1,399	$5
Commercial real estate	12,357	14,337	0	12,103	433
Residential real estate	15,463	22,022	0	12,019	455
Commercial and financial	0	0	0	7	0
Consumer	223	255	0	431	12
With an allowance recorded:
Construction and land development	2,897	2,941	230	3,539	127
Commercial real estate	26,130	26,648	2,264	39,527	1,304
Residential real estate	24,256	24,752	4,700	26,795	696
Commercial and financial	0	0	0	34	0
Consumer	447	460	76	585	22
Total:
Construction and land development	4,025	4,549	230	4,938	132
Commercial real estate	38,487	40,985	2,264	51,630	1,737
Residential real estate	39,719	46,774	4,700	38,814	1,151
Commercial and financial	0	0	0	41	0
Consumer	670	715	75	1,016	34

	$82,901	$93,023	$7,269	$96,439	$3,054

	Impaired Loans
	for the Year Ended December 31, 2011
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
		( In thousands )
With no related allowance recorded:
Construction and land development	$1,616	$2,431	$0	$2,527	$14
Commercial real estate	19,101	22,219	0	21,221	425
Residential real estate	9,128	13,442	0	8,752	155
Commercial and financial	16	16	0	774	2
Consumer	481	523	0	417	2
With an allowance recorded:
Construction and land development	3,777	4,131	375	13,699	153
Commercial real estate	39,199	39,824	3,385	44,369	1,843
Residential real estate	26,140	26,940	3,099	26,869	913
Commercial and financial	101	101	8	154	3
Consumer	578	584	112	746	31
Total:
Construction and land development	5,393	6,562	375	16,226	167
Commercial real estate	58,300	62,043	3,385	65,590	2,268
Residential real estate	35,268	40,382	3,099	35,621	1,068
Commercial and financial	117	117	8	928	5
Consumer	1,059	1,107	112	1,163	33

	$100,137	$110,211	$6,979	$119,528	$3,541

Impaired loans also include loans that have been modified in troubled debt restructurings where concessions to borrowers who experienced financial difficulities have been granted. At December 31, 2012 and 2011, accruing TDRs totaled $41.9 million and $71.6 million, respectively.

The average recorded investment in impaired loans for the years ended December 31, 2012, 2011 and 2010 was $96,439,000, $119,528,000 and $149,058,000, respectively. The impaired loans were measured for impairment based on the value of underlying collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. The valuation allowance is included in the allowance for loan losses.

Interest payments received on impaired loans are recorded as interest income unless collection of the remaining recorded investment is doubtful at which time payments received are recorded as reductions to principal. For the years ended December 31, 2012, 2011 and 2010, the Company recorded $3,054,000, $3,541,000 and $2,671,000, respectively, in interest income on impaired loans.

For impaired loans whose impairment is measured based on the present value of expected future cash flows a total of $1.0 million and $1.1 million, respectively for 2012 and 2011 was included in interest income and represents the change in present value attributable to the passage of time.

The nonaccrual loans and accruing loans past due 90 days or more were $40,955,000 and $1,000, respectively, at December 31, 2012, $28,526,000 and $0, respectively at the end of 2011, and were $68,284,000 and $0, respectively, at year-end 2010.

Activity in the allowance for loans losses for the three years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Beginning Balance	Provision for Loan Losses	Charge- Offs	Recoveries	Net Charge- Offs	Ending Balance
	(In thousands)
December 31, 2012
Construction and land development	$1,883	$(478)	$(612)	$341	$(271)	$1,134
Commercial real estate	11,477	3,209	(8,539)	2,702	(5,837)	8,849
Residential real estate	10,966	7,767	(8,381)	738	(7,643)	11,090
Commercial and financial	402	283	(346)	129	(217)	468
Consumer	837	15	(410)	121	(289)	563

	$25,565	$10,796	$(18,288)	$4,031	$(14,257)	$22,104

December 31, 2011
Construction and land development	$7,214	$(1,645)	$(4,739)	$1,053	$(3,686)	$1,883
Commercial real estate	18,563	(3,777)	(3,663)	354	(3,309)	11,477
Residential real estate	10,102	7,833	(7,482)	513	(6,969)	10,966
Commercial and financial	480	(379)	0	301	301	402
Consumer	1,385	(58)	(562)	72	(490)	837

	$37,744	$1,974	$(16,446)	$2,293	$(14,153)	$25,565

December 31, 2010	$45,192	$31,680	$(41,628)	$2,500	$(39,128)	$37,744

As discussed in Note A, “Significant Accounting Policies,” the allowance for loan losses is composed of specific allowances for certain impaired loans and general allowances grouped into loan pools based on similar characteristics. The Company’s loan portfolio and related allowance at December 31, 2012 and 2011 is shown in the following tables.

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2012	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$4,025	$230	$56,711	$904	$60,736	$1,134
Commercial real estate	38,487	2,264	448,341	6,585	486,828	8,849
Residential real estate	39,719	4,700	529,612	6,390	569,331	11,090
Commercial and financial	0	0	61,903	468	61,903	468
Consumer	670	75	46,613	488	47,283	563

	$82,901	$7,269	$1,143,180	$14,835	$1,226,081	$22,104

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2011	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$5,393	$375	$43,791	$1,508	$49,184	$1,883
Commercial real estate	58,300	3,385	450,053	8,092	508,353	11,477
Residential real estate	35,268	3,099	510,978	7,867	546,246	10,966
Commercial and financial	117	8	52,988	394	53,105	402
Consumer	1,059	112	50,127	725	51,186	837

	$100,137	$6,979	$1,107,937	$18,586	$1,208,074	$25,565

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment

Note G    Bank Premises and Equipment

Bank premises and equipment are summarized as follows:

	Cost	Accumulated Depreciation & Amortization	Net Carrying Value
		(In thousands)
December 31, 2012
Premises (including land of $8,978)	$48,064	$(19,051)	$29,013
Furniture and equipment	21,311	(15,859)	5,452

	$69,375	$(34,910)	$34,465

December 31, 2011
Premises (including land of $8,883)	$48,691	$(18,710)	$29,981
Furniture and equipment	21,300	(17,054)	4,246

	$69,991	$(35,764)	$34,227

Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Other Intangible Assets

Note H    Other Intangible Assets

The gross carrying amount and accumulated amortization of the Company’s intangible asset subject to amortization at December 31 is presented below.

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Deposit base	$9,494	$(7,993)	$9,494	$(7,205)

	$9,494	$(7,993)	$9,494	$(7,205)

Intangible amortization expense related to the deposit base intangible for each of the years in the three-year period ended December 31, 2012, is presented below.

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Intangible Amortization
Identified intangible assets
Deposit base	$788	$847	$985

The estimated annual amortization expense for the deposit base intangible determined using the straight line method in each of the five years subsequent to December 31, 2012, is as follows (in thousands): 2013, $783; 2014, $718; and zero thereafter.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings

Note I    Borrowings

All of the Company’s short-term borrowings were comprised of federal funds purchased and securities sold under agreements to repurchase with maturities primarily from overnight to seven days:

	2012	2011	2010
	(In thousands)
Maximum amount outstanding at any month end	$149,316	$154,440	$125,920
Weighted average interest rate at end of year	0.21%	0.22%	0.25%
Average amount outstanding	$141,592	$106,495	$87,106
Weighted average interest rate during the year	0.24%	0.26%	0.27%

During 2007, the Company obtained advances from the Federal Home Loan Bank (FHLB) of $25,000,000 each on September 25, 2007 and November 27, 2007. The advances mature on September 15, 2017 and November 27, 2017, respectively, and have fixed rates of 3.64 percent and 2.70 percent at December 31, 2012, respectively, payable quarterly; the FHLB has a perpetual three-month option to convert the interest rate on either advance to an adjustable rate and the Company has the option to prepay the advance should the FHLB convert the interest rate.

Seacoast National has unused secured lines of credit of $911,403,000 at December 31, 2012.

The Company issued $20,619,000 in junior subordinated debentures on March 31 and December 16, 2005, an aggregate of $41,238,000. These debentures were issued in conjunction with the formation of a Delaware and Connecticut trust subsidiary, SBCF Capital Trust I, and SBCF Statutory Trust II (“Trusts I and II”) which each completed a private sale of $20.0 million of floating rate preferred securities. On June 29, 2007, the Company issued an additional $12,372,000 in junior subordinated debentures which was issued in conjunction with the formation of a Delaware trust subsidiary, SBCF Statutory Trust III (“Trust III”), which completed a private sale of $12.0 million of floating rate trust preferred securities. The rates on the trust preferred securities are the 3-month LIBOR rate plus 175 basis points, the 3-month LIBOR rate plus 133 basis points, and the 3-month LIBOR rate plus 135 basis points, respectively. The rates, which adjust every three months, are currently 2.06 percent, 1.64 percent, and 1.66 percent, respectively, per annum. The trust preferred securities have original maturities of thirty years, and may be redeemed without penalty on or after June 10, 2010, March 15, 2011, and September 15, 2012, respectively, upon approval of the Federal Reserve or upon occurrence of certain events affecting their tax or regulatory capital treatment. Distributions on the trust preferred securities are payable quarterly in March, June, September and December of each year. The Trusts also issued $619,000, $619,000 and $372,000, respectively, of common equity securities to the Company. The proceeds of the offering of trust preferred securities and common equity securities were used by Trusts I and II to purchase the $41.2 million junior subordinated deferrable interest notes issued by the Company, and by Trust III to purchase the $12.4 million junior subordinated deferrable interest notes issued by the Company, all of which have terms substantially similar to the trust preferred securities.

The Company has the right to defer payments of interest on the notes at any time or from time to time for a period of up to twenty consecutive quarterly interest payment periods. Under the terms of the notes, in the event that under certain circumstances there is an event of default under the notes or the Company has elected to defer interest on the notes, the Company may not, with certain exceptions, declare or pay any dividends or distributions on its capital stock or purchase or acquire any of its capital stock. The Company executed its right to defer interest payments on the notes beginning May 19, 2009 and as a result no common or preferred stock dividends could be paid. At December 31, 2010, the accumulated deferred interest payments on trust preferred securities was $2.0 million. During the third quarter of 2011, the Company remitted accumulated deferred interest payments of $2,426,000. As of December 31, 2012 and 2011, all interest payments on trust preferred securities were current.

The Company has entered into agreements to guarantee the payments of distributions on the trust preferred securities and payments of redemption of the trust preferred securities. Under these agreements, the Company also agrees, on a subordinated basis, to pay expenses and liabilities of the Trusts other than those arising under the trust preferred securities. The obligations of the Company under the junior subordinated notes, the trust agreement establishing the Trusts, the guarantees and agreements as to expenses and liabilities, in aggregate, constitute a full and conditional guarantee by the Company of the Trusts’ obligations under the trust preferred securities.

Despite the fact that the accounts of the Trusts are not included in the Company’s consolidated financial statements, $52.0 million in trust preferred securities issued by the Trusts are included in the Tier 1 capital of the Company at December 31, 2012 and 2011, respectively, as allowed by Federal Reserve guidelines.

Employee Benefits and Stock Compensation	12 Months Ended
Dec. 31, 2012
Employee Benefits and Stock Compensation [Abstract]
Employee Benefits and Stock Compensation

Note J    Employee Benefits and Stock Compensation

The Company’s profit sharing and retirement plan covers substantially all employees after one year of service and includes a matching benefit feature for employees electing to defer the elective portion of their profit sharing compensation. In addition, amounts of compensation contributed by employees are matched on a percentage basis under the plan. The profit sharing and retirement contributions charged to operations were $771,000 in 2012, $361,000 in 2011, and $373,000 in 2010.

The Company’s stock option and stock appreciation rights plans were approved by the Company’s shareholders on April 25, 1991, April 25, 1996, April 20, 2000 and May 8, 2008. The number of shares of common stock that may be granted pursuant to the 1991 and 1996 plans shall not exceed 990,000 shares for each plan, pursuant to the 2000 plan shall not exceed 1,320,000 shares, and pursuant to the 2008 plan, shall not exceed 1,500,000 shares. The Company has granted options and stock appreciation rights (“SSARs”) on 826,000, 933,000, 791,000 shares for the 1991, 1996 and 2000 plans, respectively, through December 31, 2012; no options or SSARs have been issued under the 2008 plan. Under the 2000 plan the Company issued 17,000 shares of restricted stock awards at $1.90 per share during 2010. Under the 2008 plan the Company issued 1,143,400 of restricted stock awards at $1.42 per share during 2011 and 73,000 of restricted stock awards at 1.62 per share during 2012. Under the plans, the options, stock awards or SSARs exercise price equals the common stock’s market price on the date of the grant. All options or SSARs issued after December 31, 2002 have a vesting period of five years and a contractual life of ten years. All stock awards have a contractual life of three or five years. To the extent the Company has treasury shares available, stock options exercised or stock grants awarded may be issued from treasury shares or, if treasury shares are insufficient, the Company can issue new shares. The Company has a single share repurchase program in place, approved on September 18, 2001, authorizing the repurchase of up to 825,000 shares; the maximum number of shares that may yet be purchased under this program is 76,000.

The Company did not grant any stock options or SSARS in 2012, 2011 or 2010. Stock option fair value is measured on the date of grant using the Black-Scholes option pricing model with market assumptions. Option pricing models require the use of highly subjective assumptions, including expected price volatility, which when changed can materially affect fair value estimates. Accordingly, the model does not necessarily provide a reliable single measure of the fair value of the Company’s stock options or SSARs.

The following table presents a summary of stock option and SSARs activity for the years ended December 31, 2012, 2011 and 2010:

	Number of Shares	Option or SSAR Price Per Share	Weighted Average Exercise Price	Aggregate Intrinsic Value
Dec. 31, 2009	558,000	$7.46 – 27.36	$21.21	$0
Granted	0	0	0

Exercised	0	0	0
Expired	0	0	0
Cancelled	(11,000)	7.46 – 26.72	11.88

Dec. 31, 2010	547,000	17.08 – 27.36	21.39	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(12,000)	17.08 – 26.72	20.14

Dec. 31, 2011	535,000	17.08 – 27.36	21.42	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(99,000)	17.08 – 26.72	22.66

Dec. 31, 2012	436,000	17.08 – 27.36	21.12	0

No stock options were exercised during 2012. No windfall tax benefits were realized from the exercise of stock options and no cash was utilized to settle equity instruments granted under stock option awards.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Options / SSARs Outstanding		Options / SSARs Exercisable (Vested)
Number of Shares Outstanding	Weighted Average Remaining Contractual Life in Years	Number of Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
436,000	2.75	436,000	21.12	2.75	$0

At December 31, 2012, all stock options and SSARs were fully vested with no remaining unrecognized compensation cost.

Since December 31, 2011, restricted stock awards of 73,000 shares were issued, 204,000 awards have vested and 56,000 awards were cancelled. Non-vested restricted stock awards totaling 899,000 shares were outstanding at December 31, 2012, 187,000 less than at December 31, 2011, and are as follows:

Number of Non-Vested Restricted Stock Award Shares	Remaining Unrecognized Compensation Cost	Weighted Average Remaining Recognition Period in Years
899,000	$844,000	2.96

In 2012, 2011 and 2010 the Company recognized $796,000 ($489,000 after tax), $588,000 ($361,000 after tax) and $493,000 ($303,000 after tax), respectively of non-cash compensation expense.

No cash was utilized to settle equity instruments granted under restricted stock awards. No compensation cost has been capitalized and no significant modifications have occurred with regard to the contractual terms for stock options, SSARs or restricted stock awards.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Lease Commitments

Note K    Lease Commitments

The Company is obligated under various noncancellable operating leases for equipment, buildings, and land. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease. At December 31, 2012, future minimum lease payments under leases with initial or remaining terms in excess of one year are as follows:

(In thousands)
2013	$3,399
2014	3,062
2015	2,529
2016	2,414
2017	2,158
Thereafter	12,156

$25,718

Rent expense charged to operations was $3,881,000 for 2012, $4,010,000 for 2011 and $3,951,000 for 2010. Certain leases contain provisions for renewal and change with the consumer price index.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note L    Income Taxes

The benefit for income taxes is as follows:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Current
Federal	$0	$0	$29
State	7	10	24
Deferred
Federal	0	0	(29)
State	(7)	(10)	(24)

	$0	$0	$0

The difference between the total expected tax benefit (computed by applying the U.S. Federal tax rate of 35% to pretax income in 2012, 2011 and 2010) and the reported income tax benefit relating to loss before income taxes is as follows:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Tax rate applied to income (loss) before income taxes	$(249)	$2,333	$(11,622)
Increase (decrease) resulting from the effects of:
Tax exempt interest on obligations of states and political subdivisions	(118)	(143)	(177)
State income taxes	(27)	(173)	506
Stock compensation	28	132	150
Expiration of capital loss carryforward	354	0	0
Other	53	281	174

Federal tax provision (benefit) before valuation allowance	41	2,430	(10,969)
State tax provision (benefit) before valuation allowance	76	494	(1,666)

Total income tax provision (benefit)	117	2,924	(12,635)
Change in valuation allowance	(117)	(2,924)	12,635

Income tax provision (benefit)	$0	$0	$0

The net deferred tax assets (liabilities) are comprised of the following:

	December 31
	2012	2011
	(In thousands)
Allowance for loan losses	$8,964	$10,372
Other real estate owned	1,521	4,009
Capital losses	26	384
Accrued stock compensation	492	417
Federal tax loss carryforward	44,755	42,235
State tax loss carryforward	8,202	8,010
Alternative minimum tax carryforward	1,304	1,304
Deferred compensation	1,162	1,202
Other	990	306

Gross deferred tax assets	67,416	68,239
Less: Valuation allowance	(44,821)	(44,938)

Deferred tax assets net of valuation allowance	22,595	23,301
Depreciation	(1,514)	(1,694)
Deposit base intangible	(538)	(843)
Net unrealized securities gains	(1,972)	(3,287)
Accrued interest and fee income	(620)	(661)

Gross deferred tax liabilities	(4,644)	(6,485)

Net deferred tax assets	$17,951	$16,816

Although realization is not assured, the Company believes that the realization of the recognized net deferred tax asset of $18.0 million is more likely than not based on expectations as to future taxable income and available tax planning strategies, as defined in ASC 740, that could be implemented if necessary to prevent a carryforward from expiring. The Company’s net deferred tax asset (DTA) of $18.0 million consists of approximately $49.0 million of net U.S. federal DTAs, $13.8 million of net state DTAs, a $34.1 million federal DTA valuation allowance, and a $10.7 million state DTA valuation allowance.

As a result of the losses incurred in 2008, the Company reached a three-year cumulative pretax loss position at December 31, 2008. Losses in 2009 and 2010 added to this cumulative loss position that is considered significant negative evidence in assessing the realizability of a DTA. Cumulative earnings for 2011 and 2012 provide positive evidence that moderates the influence of this negative evidence, allowing for greater consideration of future taxable income, exclusive of tax planning strategies, in the Company’s estimation of the realizability of the DTAs. In general, the Company would need to generate approximately $140 million of taxable income during the respective carryforward periods to fully realize its federal DTAs, and $251 million to realize state DTAs. The Company believes only a portion of the federal and state DTAs can be realized from tax planning strategies and a forecast of taxable earnings; therefore, a valuation allowance of $34.1 million and $10.7 million was recorded, respectively, for federal and state DTAs. The amount of the DTA considered realizable, however, could be reduced if estimates of future taxable income during the carryforward period are lower than forecasted due to further deterioration in market conditions.

The federal and state net operating loss carryforwards of $127.9 million and $229.4 million, respectively expire in various amounts annually beginning in 2029 and run through 2032.

The Company recognizes interest and penalties, as appropriate, as part of the provisioning for income taxes. No interest or penalties were accrued at December 31, 2012.

The Company has no unrecognized income tax benefits or provisions due to uncertain income tax positions. The Internal Revenue Service (IRS) examined the federal income tax returns for the years 2006, 2007, 2008 and 2009. The IRS did not propose any adjustments related to this examination. The following are the major tax jurisdictions in which the Company operates and the earliest tax year subject to examination:

Jurisdiction	Tax Year
United States of America	2010
Florida	2008

Income taxes related to securities transactions were $2,939,000, $471,000 and $1,422,000 in 2012, 2011 and 2010, respectively.

Noninterest Income and Expenses	12 Months Ended
Dec. 31, 2012
Noninterest Income and Expenses [Abstract]
Noninterest Income and Expenses

Note M    Noninterest Income and Expenses

Details of noninterest income and expense follow:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Noninterest income
Service charges on deposit accounts	$6,245	$6,262	$5,925
Trust fees	2,279	2,111	1,977
Mortgage banking fees	3,710	2,140	2,119
Brokerage commissions and fees	1,071	1,122	1,174
Marine finance fees	1,111	1,209	1,334
Interchange income	4,501	3,808	3,163
Other deposit based EFT fees	336	318	321
Other	2,191	1,375	2,121

	21,444	18,345	18,134
Loss on sale of commercial loan	(1,238)	0	0
Securities gains, net	7,619	1,220	3,687

TOTAL	$27,825	$19,565	$21,821

Noninterest expense
Salaries and wages	$29,935	$27,288	$26,408
Employee benefits	7,710	5,875	5,717
Outsourced data processing costs	7,382	6,583	5,981
Telephone / data lines	1,178	1,179	1,505
Occupancy	8,146	7,627	7,480
Furniture and equipment	2,319	2,291	2,398
Marketing	3,095	2,917	2,910
Legal and professional fees	5,241	6,137	7,977
FDIC assessments	2,805	3,013	3,958
Amortization of intangibles	788	847	985
Asset dispositions expense	1,459	2,281	2,268
Net loss on other real estate owned and repossessed assets	3,467	3,751	13,541
Other	9,023	7,974	8,428

TOTAL	$82,548	$77,763	$89,556

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Cash Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income Net [Abstract]
Shareholders' Equity

Note N    Shareholders’ Equity

The Company has reserved 1,500,000 common shares for issuance in connection with an employee stock purchase plan and 742,500 common shares for issuance in connection with an employee profit sharing plan. At December 31, 2012 an aggregate of 757,551 shares and 172,949 shares, respectively, have been issued as a result of employee participation in these plans.

In December 2008, in connection with the Troubled Asset Relief Program (TARP) Capital Purchase Program, established as part of the Emergency Economic Stabilization Act of 2008, the Company issued to the U.S. Treasury Department (U.S. Treasury) 2,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (“Series A Preferred Stock”) with a par value of $0.10 per share and a 10-year warrant to purchase approximately 589,625 shares of common stock at an exercise price of $6.36 per share. The proceeds received were allocated to the preferred stock and additional paid-in-capital based on their relative fair values. The Series A Preferred Stock initially pays quarterly dividends at a five percent annual rate that increases to nine percent after five years on a liquidation preference of $25,000 per share. Upon the request of the U.S. Treasury, at any time, the Company agreed to enter into a deposit arrangement pursuant to which the Series A Preferred Stock may be deposited and depository shares may be issued. The Corporation registered the Series A Preferred Stock, the warrant, the shares of common stock underlying the warrant and the depository shares, if any, for resale under the Securities Act of 1933. On March 28, 2012, the U.S. Treasury publicly offered through an auction process their investment in the Series A Preferred Stock. The auction concluded on April 3, 2012, thereby transferring all of the U.S. Treasury’s ownership in the Series A Preferred Stock to third party investors.

The warrant to purchase shares of common stock was acquired from the U.S. Treasury by the Company on May 30, 2012 for $81,000, including related expenses. Prior to this date and at December 31, 2011, the fair value of the warrant was calculated using the following assumptions:

Risk free interest rate	2.17%
Expected life of options	10 years
Expected dividend yield	0.63%
Expected volatility	28%
Weighted average fair value	$5.30

Beginning in the third quarter of 2008, we reduced our dividend per share of our common stock to $0.01 and, as of May 19, 2009, we suspended the payment of dividends, as described below. On May 19, 2009, our board of directors decided to suspend regular quarterly cash dividends on our outstanding common stock and Series A Preferred Stock pursuant to a request from the Federal Reserve as a result of recently adopted Federal Reserve policies related to dividends and other distributions. On August 15, 2011, the Federal Reserve approved payment of deferred dividends on the Series A Preferred Stock. As a result, we remitted a payment of $6,614,000. As of December 31, 2012 and 2011, dividend payments for Series A Preferred Stock were current.

A stock offering was completed during April of 2010 adding $50 million of Series B Mandatorily Convertible Nonvoting Preferred Stock (“Series B Preferred Stock”) as permanent capital, resulting in approximately $47.1 million in additional Tier 1 risk-based equity, net of issuance costs. The shares of Series B Preferred Stock were mandatorily convertible into common shares five days subsequent to shareholder approval, which was granted at the Company’s annual meeting on June 22, 2010. Upon the conversion of the Series B Preferred Stock, approximately 34,465,000 shares of the Company’s common stock were issued pursuant to the Investment Agreement, dated as of April 8, 2010 between the Company and the investors.

Holders of common stock are entitled to one vote per share on all matters presented to shareholders as provided in the Company’s Articles of Incorporation. The Company implemented a dividend reinvestment plan during 2007, issuing no shares from treasury stock during 2012 and approximately 10,000 shares from treasury stock during 2011.

The Company was subject to certain standards for executive compensation while its preferred shares were owned by the U.S. Treasury that included (a) prohibiting “golden parachute” payments as defined in the Emergency Economic Stabilization Act of 2008 (EESA) to senior executive officers; (b) requiring recovery of any compensation paid to senior executive officers based on criteria that is later proven to be materially inaccurate; (c) prohibiting incentive compensation that encourages unnecessary and excessive risks that threaten the value of the financial institution, and (d) accepting restrictions on the payment of dividends and the repurchase of common stock. Seacoast believes it complied with all TARP standards and restrictions during the time the Company was a participant.

Required Regulatory Capital

			Minimum for Capital Adequacy Purpose			Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars in thousands)
SEACOAST BANKING CORP
(CONSOLIDATED)
At December 31, 2012:
Total Capital (to risk-weighted assets)	$227,428	18.33%	$99,247	³	8.00%	N/A	N/A
Tier 1 Capital (to risk-weighted assets)	211,839	17.08	49,624	³	4.00%	N/A	N/A
Tier 1 Capital (to adjusted average assets)	211,839	10.04	84,377	³	4.00%	N/A	N/A
At December 31, 2011:
Total Capital (to risk-weighted assets)	$230,303	18.77%	$98,124	³	8.00%	N/A	N/A
Tier 1 Capital (to risk-weighted assets)	214,844	17.51	49,062	³	4.00%	N/A	N/A
Tier 1 Capital (to adjusted average assets)	214,844	10.31	83,338	³	4.00%	N/A	N/A
SEACOAST NATIONAL BANK
(A WHOLLY OWNED BANK SUBSIDIARY)
At December 31, 2012:
Total Capital (to risk-weighted assets)	$220,433	17.79%	$99,116	³	8.00%	$123,895	³10.00%
Tier 1 Capital (to risk-weighted assets)	204,864	16.54	49,558	³	4.00%	74,337	³ 6.00%
Tier 1 Capital (to adjusted average assets)	204,864	9.72	84,312	³	4.00%	105,389	³ 5.00%
At December 31, 2011:
Total Capital (to risk-weighted assets)	$219,177	17.89%	$97,992	³	8.00%	$122,490	³10.00%
Tier 1 Capital (to risk-weighted assets)	203,739	16.63	48,996	³	4.00%	73,494	³ 6.00%
Tier 1 Capital (to adjusted average assets)	203,739	9.79	83,275	³	4.00%	104,094	³ 5.00%

N/A—Not Applicable

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital to average assets (as defined). Management believes, as of December 31, 2012, that the Company meets all capital adequacy requirements to which it is subject.

The Company is well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Company must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth above. At December 31, 2012, the Company’s deposit-taking bank subsidiary met the capital and leverage ratio requirements for well capitalized banks.

The Office of the Comptroller of the Currency (“OCC”) and Seacoast National agreed by letter agreement that Seacoast National shall maintain specific minimum captial ratios, including a total risk-based capital ratio of 12.00 percent and a Tier 1 leverage ratio of 8.50 percent. The agreement with the OCC as to minimum capital ratios does not change the Bank’s status as “well-capitalized” for bank regulatory purposes.

Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Information [Abstract]
Financial Information

Note    O

Seacoast Banking Corporation of Florida

(Parent Company Only) Financial Information

Balance Sheets

	December 31
	2012	2011
	(In thousands)
ASSETS
Cash	$4,067	$7,781
Securities purchased under agreement to resell with subsidary bank, maturing within 30 days	2,922	3,344
Investment in subsidiaries	212,182	212,583
Other assets	13	14

	$219,184	$223,722

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$53,610	$53,610
Other liabilities	28	35
Shareholders’ equity	165,546	170,077

	$219,184	$223,722

Statements of Income (Loss)

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Income
Dividends from subsidiary Bank	$0	$0	$0
Interest/other	29	79	12

	29	79	12
Interest expense	1,057	1,152	1,187
Other expenses	575	405	879

Loss before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Income tax benefit	0	0	0

Loss before equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Equity in undistributed income (loss) of subsidiaries	893	8,145	(31,149)

Net income (loss)	$(710)	$6,667	$(33,203)

Statement of Cash Flows

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Cash flows from operating activities
Interest received	$7	$9	$12
Interest paid	(1,045)	(3,288)	0
Dividends received	22	70	0
Income taxes paid	(32)	(67)	63
Other	(703)	(420)	(893)

Net cash used in operating activities	(1,751)	(3,696)	(818)
Cash flows from investing activities
Decrease in securities purchased under agreement to resell, maturing within 30 days, net	422	285	1,601
Investments in subsidiaries	0	0	(38,000)

Net cash provided by (used in) investment activities	422	285	(36,399)
Cash flows from financing activities
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employment plans	196	123	180
Dividend reinvestment plan	0	0	20
Dividends paid on preferred shares	(2,500)	(6,875)	0

Net cash provided by (used in) financing activities	(2,385)	(6,752)	47,327
Net change in cash	(3,714)	(10,163)	10,110
Cash at beginning of year	7,781	17,944	7,834

Cash at end of year	$4,067	$7,781	$17,944

RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
Net income (loss)	$(710)	$6,667	$(33,203)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed (income) loss of subsidiaries	(893)	(8,145)	31,149
Other, net	(148)	(2,218)	1,236

Net cash used in operating activities	$(1,751)	$(3,696)	$(818)

Contingent Liabilities and Commitments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Contingent Liabilities And Commitments With Off-Balance Sheet Risk [Abstract]
Contingent Liabilities and Commitments with Off-Balance Sheet Risk

Note    P

Contingent Liabilities and Commitments with Off-Balance Sheet Risk

The Company and its subsidiaries, because of the nature of their business, are at all times subject to numerous legal actions, threatened or filed. Management presently believes that none of the legal proceedings to which it is a party are likely to have a materially adverse effect on the Company’s consolidated financial condition, or operating results or cash flows.

The Company’s subsidiary bank is party to financial instruments with off balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit, and limited partner equity commitments.

The subsidiary bank’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contract or notional amount of those instruments. The subsidiary bank uses the same credit policies in making commitments and standby letters of credit as they do for on balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The subsidiary bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, equipment, and commercial and residential real estate. Of the $118,887,000 in commitments to extend credit outstanding at December 31, 2012, $81,180,000 is secured by 1-4 family residential properties for individuals with approximately $16,868,000 at fixed interest rates ranging from 2.625 to 5.875%.

Standby letters of credit are conditional commitments issued by the subsidiary bank to guarantee the performance of a customer to a third party. These instruments have fixed termination dates and most end without being drawn; therefore, they do not represent a significant liquidity risk. Those guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing, and similar transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The subsidiary bank holds collateral supporting these commitments for which collateral is deemed necessary. The extent of collateral held for secured standby letters of credit at December 31, 2012 and 2011 amounted to $3,629,000 and $10,603,000 respectively.

Unfunded limited partner equity commitments at December 31, 2012 totaled $4,000,000 that the Company has committed to a small business investment company under the SBIC Act to be used to provide capital to small businesses.

	December 31
	2012	2011
	(In thousands)
Contract or Notional Amount
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$118,887	$106,209
Standby letters of credit and financial guarantees written:
Secured	2,509	2,513
Unsecured	8	9
Unfunded limited partner equity commitment	4,000	0

The Company’s subsidiary bank renewed its contract for outsourced data services on December 31, 2012 for a period of five years and six months, which requires a minimum payment for early termination without cause as follows:

Year End	(in thousands)

2012	$13,464
2013	11,016
2014	8,568
2015	6,120
2016	3,672

Supplemental Disclosures for Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures for Consolidated Statements of Cash Flows [Abstract]
Supplemental Disclosures for Consolidated Statements of Cash Flows

Note Q    Supplemental Disclosures for Consolidated Statements of Cash Flows

Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities for the three years ended:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Net income (loss)	$(710)	$6,667	$(33,203)
Adjustments to reconcile net income (loss) to net cash (used) provided by operating activities
Depreciation	2,827	2,830	3,097
Net amortization of premiums and discounts on securities	4,740	2,555	623
Other amortization and accretion	20	(35)	282
Change in loans available for sale, net	(20,143)	5,724	5,893
Provision for loan losses, net	10,796	1,974	31,680
Deferred tax benefit	(7)	(10)	(53)
Gain on sale of securities	(7,619)	(1,220)	(3,687)
Gain on sale of loans	(816)	(143)	(113)
Loss on sale or write down of foreclosed assets	3,548	3,812	13,520
Writedown on loan available for sale	1,238	0	0
Loss (gain) on disposition of equipment	774	58	(31)
Stock based employee benefit expense	796	587	493
Change in interest receivable	861	(561)	1,123
Change in interest payable	(524)	(2,258)	944
Change in prepaid expenses	2,601	2,748	3,822
Change in accrued taxes	(190)	(145)	21,424
Change in other assets	(835)	585	(1,954)
Change in other liabilities	581	573	(1,201)

Net cash (used) provided by operating activities	$(2,062)	$23,741	$42,659

Supplemental disclosure of non cash investing activities
Fair value adjustment to securities	$(3,405)	$5,530	$(279)
Transfers from loans to other real estate owned	14,067	35,500	22,114
Transfers from loans to loans available for sale	10,321	0	0
Transfers from other assets to other real estate owned	0	0	1,676
Transfer from bank premises and equipment to other real estate owned	0	0	377
Purchase of securities under trade date accounting	0	0	508
Transfer of loans to other assets	0	0	1,747
Transfer of other real estate owned to other assets	0	0	1,642
Matured securities recorded as a recievable	3,100	3,630	0

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value

Note    R

Fair Value

Fair Value Instruments Measured at Fair Value

In certain circumstances, fair value enables the Company to more accurately align its financial performance with the market value of actively traded or hedged assets and liabilities. Fair values enable a company to mitigate the non-economic earnings volatility caused from financial assets and financial liabilities being carried at different bases of accounting, as well as to more accurately portray the active and dynamic management of a company’s balance sheet. ASC 820 provides additional guidance for estimating fair value when the volume and level of activity for an asset or liability has significantly decreased. In addition, it includes guidance on identifying circumstances that indicate a transaction is not orderly. Under ASC 820, fair value measurements for items measured at fair value on a recurring and nonrecurring basis at December 31, 2012 and 2011 included:

(Dollars in thousands)	Fair Value Measurements December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

Available for sale securities (3)	$643,050	$1,707	$641,343	$0
Loans available for sale (4)	36,021	0	36,021	0
Loans (1)	24,510	0	12,778	11,732
OREO (2)	11,887	0	3,457	8,430

(Dollars in thousands)	Fair Value Measurements December 31, 2011	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

Available for sale securities (3)	$648,362	$1,724	$646,638	$0
Loans available for sale (4)	6,795	0	6,795	0
Loans (1)	18,895	0	9,423	9,472
OREO (2)	20,946	0	2,509	18,437

(1)	See Note E. Nonrecurring fair value adjustments to loans identified as impaired reflect full or partial write-downs that are based on the loan’s observable market price or current appraised value of the collateral in accordance with ASC 310.
(2)	Fair value is measure on a nonrecurring basis in accordance with ASC 360.
(3)	See Note D for further detail of recurring fair value basis of individual investment categories.
(4)	Recurring fair value basis determined using observable market data.

The fair value of impaired loans which are not troubled debt restructurings is based on recent real estate appraisals less estimated costs of sale. For residential real estate impaired loans, appraised values or internal evaluation are based on the comparative sales approach. These impaired loans are considered level 2 in the fair value hierarchy. For commercial and commercial real estate impaired loans, evaluations may use either a single valuation approach or a combination of approaches, such as comparative sales, cost and/or income approach. A significant unobservable input in the income approach is the estimated capitalization rate for a given piece of collateral. At December 31, 2012 the range of capitalization rates utilized to determine fair value of the underlying collateral averaged approximately 9%. Adjustments to comparable sales may be made by an appraiser to reflect local market conditions or other economic factors and may result in changes in the fair value of an asset over time. As such, the fair value of these impaired loans is considered level 3 in the fair value hierarchy.

Fair value of available for sale securities are determined using valuation techniques for individual investments as described in Note H.

When appraisals are used to determine fair value and the appraisals are based on a market approach, the fair value of OREO is classified as level 2 input. When the fair value of OREO is based on appraisals which require significant adjustments to market-based valuation inputs or apply an income approach based on unobservable cash flows, OREO is classified as Level 3 inputs.

Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Company’s monthly and/or quarter valuation process.

During 2012, there were no transfers between level 1 and level 2 assets carried at fair value.

For loans classified as level 3 the transfers in totaled $24.7 million consisting of loans that became impaired during 2012. Transfers out consisted of charge offs of $5.2 million, and foreclosures migrating to OREO and other reductions (including principal payments) totaling $17.4 million. No sales were recorded.

Charge-offs recognized upon loan foreclosures are generally offset by general or specific allocations of the allowance for loan losses and generally do not, and did not during the reported periods, significantly impact the Company’s provision for loan losses.

For OREO classified as level 3 during 2012 transfers out totaled $18.6 million consisting of valuation write-downs of $2.9 million and sales of $15.7 million and transfers in consisted of foreclosed loans totaling $8.6 million.

The carrying amount and fair value of the Company’s other significant financial instruments that are not measured at fair value on a recurring basis in the balance sheet as of December 31 is as follows:

	Carrying Amount December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
(In Thousands)
Financial Assets
Securities held to maturity	$13,818	$0	$14,542	$0
Loans, net	1,179,467	0	0	1,201,178

Financial Liabilities
Deposits	1,758,961	0	0	1,761,119
Borrowings	50,000	0	55,604	0
Subordinated debt	53,610	0	37,527	0

	Carrying Amount December 31, 2011	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
(In Thousands)
Financial Assets
Securities held to maturity	$19,977	$0	$20,487	$0
Loans, net	1,163,614	0	0	1,192,914

Financial Liabilities
Deposits	1,718,741	0	0	1,722,709
Borrowings	50,000	0	55,449	0
Subordinated debt	53,610	0	32,166	0

The short maturity of Seacoast’s assets and liabilities results in having a significant number of financial instruments whose fair value equals or closely approximates carrying value. Such financial instruments are reported in the following balance sheet captions: cash and cash equivalents, interest bearing deposits with other banks, federal funds purchased and securities sold under agreement to repurchase, maturing within 30 days.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value at December 31, 2012 and 2011:

Securities: U.S. Treasury securities are reported at fair value utilizing Level 1 inputs. Other securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things.

The Company reviews the prices supplied by the independent pricing service, as well as their underlying pricing methodologies, for reasonableness and to ensure such prices are aligned with traditional pricing matrices. In general, the Company does not purchase investment portfolio securities that are esoteric or that have a complicated structure. The Company’s entire portfolio consists of traditional investments, nearly all of which are U.S. Treasury obligations, federal agency bullet or mortgage pass-through securities, or general obligation or revenue based municipal bonds. Pricing for such instruments is fairly generic and is easily obtained. From time to time, the Company will validate, on a sample basis, prices supplied by the independent pricing service by comparison to prices obtained from third-party sources or derived using internal models.

Loans: Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, mortgage, etc. Each loan category is further segmented into fixed and adjustable rate interest terms and by performing and nonperforming categories. The fair value of loans, except residential mortgages, is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risks inherent in the loan. For residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusting for prepayment assumptions using discount rates based on secondary market sources. The estimated fair value is not an exit price fair value under ASC 820 when this valuation technique is used.

Loans held for sale: Fair values are based upon estimated values to be received from independent third party purchasers.

Deposit Liabilities: The fair value of demand deposits, savings accounts and money market deposits is the amount payable at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for funding of similar remaining maturities.

Borrowings: The fair value of floating rate borrowings is the amount payable on demand at the reporting date. The fair value of fixed rate borrowings is estimated using the rates currently offered for borrowings of similar remaining maturities.

Subordinated debt: The fair value of the floating rate subordinated debt is estimated using discounted cash flow analysis and estimates of the Company’s current incremental borrowing rate for similar instruments.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note S    Earnings Per Share

Basic earnings per common share were computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the year.

In 2012, 2011, and 2010, options and warrants to purchase 436,000, 1,125,000, and 1,136,000, shares , respectively, were antidilutive and accordingly were excluded in determining diluted earnings per share.

	Year Ended December 31
	Net Income (Loss)	Shares	Per Share Amount
	(Dollars in thousands, except per share data)
2012
Basic and Diluted Earnings Per Share
Loss available to common shareholders	($4,458)	93,743,787	($0.05)

2011
Basic Earnings Per Share
Income available to common shareholders	$2,919	93,511,983	$0.03

Diluted Earnings Per Share
Employee restricted stock (See Note J)		289,090

Income available to common shareholders plus assumed conversions	$2,919	93,801,073	$0.03

2010
Basic and Diluted Earnings Per Share
Loss available to common shareholders	($36,951)	76,561,692	($0.48)

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
General

General: Seacoast Banking Corporation of Florida (“Company”) is a single segment bank holding company with one operating subsidiary bank, Seacoast National Bank (“Seacoast National”, together the “Company”). Seacoast National’s service area includes Okeechobee, Highlands, Hendry, Hardee, Glades, DeSoto, Palm Beach, Martin, St. Lucie, Brevard, Indian River, Broward, Orange and Seminole counties, which are located in central and southeast Florida. The bank operates full service branches within its markets.

The consolidated financial statements include the accounts of Seacoast and all its majority-owned subsidiaries but exclude five trusts created for the issuance of trust preferred securities. In consolidation, all significant intercompany accounts and transactions are eliminated.

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America, and they conform to general practices within the applicable industries.

New Financial Reporting Guidance

New Financial Reporting Guidance: On January 1, 2012, we adopted new financial reporting guidance related to the presentation of comprehensive income in our consolidated financial statements. The new guidance requires net income and other comprehensive income to be presented in either a single-continuous statement of comprehensive income or two separate, but consecutive, statements of income and comprehensive income. We elected to present the components of comprehensive income in a separate statement following our consolidated statements of income. In accordance with the guidance, the presentation of all prior year information has been revised to conform with the new presentation.

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash and cash equivalents include cash and due from banks, interest-bearing bank balances and federal funds sold and securities purchased under resale agreements. Cash and cash equivalents have original maturities of three months or less, and accordingly, the carrying amount of these instruments is deemed to be a reasonable estimate of fair value.

Securities Purchased and Sold Agreements

Securities Purchased and Sold Agreements: Securities purchased under resale agreements and securities sold under repurchase agreements are generally accounted for as collateralized financing transactions and are recorded at the amount at which the securities were acquired or sold plus accrued interest. It is the Company’s policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. The fair value of securities purchased and sold is monitored and collateral is obtained from or returned to the counterparty when appropriate.

Use of Estimates

Use of Estimates: The preparation of these financial statements requires the use of certain estimates by management in determining the Company’s assets, liabilities, revenues and expenses, and contingent liabilities. Specific areas, among others, requiring the application of management’s estimates include determination of the allowance for loan losses, the valuation of investment securities available for sale, fair value of impaired loans, contingent liabilities, other real estate owned, valuation of deferred tax valuation allowance. Actual results could differ from those estimates.

Securities

Securities: Securities are classified at date of purchase as trading, available for sale or held to maturity. Securities that may be sold as part of the Company’s asset/liability management or in response to, or in anticipation of changes in interest rates and resulting prepayment risk, or for other factors are stated at fair value with unrealized gains or losses reflected as a component of shareholders’ equity net of tax or included in noninterest income as appropriate. The estimated fair value of a security is determined based on market quotations when available or, if not available, by using quoted market prices for similar securities, pricing models or discounted cash flow analyses, using observable market data where available. Debt securities that the Company has the ability and intent to hold to maturity are carried at amortized cost.

Realized gains and losses, including other than temporary impairments, are included in noninterest income as investment securities gains (losses). Interest and dividends on securities, including amortization of premiums and accretion of discounts, is recognized in interest income on an accrual basis using the interest method. The Company anticipates prepayments of principal in the calculation of the effective yield for collateralized mortgage obligations and mortgage backed securities by obtaining estimates of prepayments from independent third parties. The adjusted cost of each specific security sold is used to compute realized gains or losses on the sale of securities on a trade date basis.

On a quarterly basis, the Company makes an assessment to determine whether there have been any events or economic circumstances to indicate that a security is impaired on an other-than-temporary basis. Management considers many factors including the length of time the security has had a fair value less than the cost basis; our intent and ability to hold the security for a period of time sufficient for a recovery in value; recent events specific to the issuer or industry; and for debt securities, external credit ratings and recent downgrades. Securities on which there is an unrealized loss that is deemed to be other-than temporary are written down to fair value with the write-down recorded as a realized loss.

For securities which are transferred into held to maturity from available for sale the unrealized gain or loss at the date of transfer is reported as a component of shareholders’ equity and is amortized over the remaining life as an adjustment of yield using the interest method.

Seacoast National is a member of the Federal Home Loan Bank system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans

Loans: Loans are recognized at the principal amount outstanding, net of unearned income and amounts charged off. Unearned income includes discounts, premiums and deferred loan origination fees reduced by loan origination costs. Unearned income on loans is amortized to interest income over the life of the related loan using the effective interest rate method. Interest income is recognized on an accrual basis.

Fees received for providing loan commitments and letters of credit that may result in loans are typically deferred and amortized to interest income over the life of the related loan, beginning with the initial borrowing. Fees on commitments and letters of credit are amortized to noninterest income as banking fees and commissions on a straight-line basis over the commitment period when funding is not expected.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are considered held for investment.

The Company accounts for loans in accordance with ASC topics 310 and 470, when due to a deterioration in a borrower’s financial position, the Company grants concessions that would not otherwise be considered. Troubled debt restructured (TDR) loans are tested for impairment and placed in non-accrual status. If borrowers perform pursuant to the modified loan terms for at least six months and the remaining loan balances are considered collectible, the loans are returned to accrual status. When the Company modifies the terms of an existing loan that is not considered a troubled debt restructuring, the Company follows the provisions of ASC 310 “Creditor’s Accounting for a Modification or Exchange of Debt Instruments.”

A loan is considered to be impaired when based on current information, it is probable the Company will not receive all amounts due in accordance with the contractual terms of a loan agreement. The fair value is measured based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. A loan is also considered impaired if its terms are modified in a troubled debt restructuring. When the ultimate collectability of the principal balance of an impaired loan is in doubt, all cash receipts are applied to principal. Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income, to the extent any interest has been forgone, and then they are recorded as recoveries of any amounts previously charged off.

The accrual of interest is generally discontinued on loans and leases, except consumer loans, that become 90 days past due as to principal or interest unless collection of both principal and interest is assured by way of collateralization, guarantees or other security. Generally, loans past due 90 days or more are placed on nonaccrual status regardless of security. When interest accruals are discontinued, unpaid interest is reversed against interest income. Consumer loans that become 120 days past due are generally charged off. When borrowers demonstrate over an extended period the ability to repay a loan in accordance with the contractual terms of a loan classified as nonaccrual, the loan is returned to accrual status. Interest income on nonaccrual loans is either recorded using the cash basis method of accounting or recognized after the principal has been reduced to zero, depending on the type of loan.

Derivatives Used for Risk Management

Derivatives Used for Risk Management: The Company may designate a derivative as either a hedge of the fair value of a recognized fixed rate asset or liability or an unrecognized firm commitment (“fair value” hedge), a hedge of a forecasted transaction or of the variability of future cash flows of a floating rate asset or liability (“cash flow” hedge). All derivatives are recorded as other assets or other liabilities on the balance sheet at their respective fair values with unrealized gains and losses recorded either in other comprehensive income or in the results of operations, depending on the purpose for which the derivative is held. Derivatives that do not meet the criteria for designation as a hedge at inception, or fail to meet the criteria thereafter, are carried at fair value with unrealized gains and losses recorded in the results of operations.

To the extent of the effectiveness of a cash flow hedge, changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income. The net periodic interest settlement on derivatives is treated as an adjustment to the interest income or interest expense of the hedged assets or liabilities.

At inception of a hedge transaction, the Company formally documents the hedge relationship and the risk management objective and strategy for undertaking the hedge. This process includes identification of the hedging instrument, hedged item, risk being hedged and the methodology for measuring ineffectiveness. In addition, the Company assesses both at the inception of the hedge and on an ongoing quarterly basis, whether the derivative used in the hedging transaction has been highly effective in offsetting changes in fair value or cash flows of the hedged item, and whether the derivative as a hedging instrument is no longer appropriate.

The Company discontinues hedge accounting prospectively when either it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; the derivative expires or is sold, terminated or exercised; the derivative is de-designated because it is unlikely that a forecasted transaction will occur; or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted as an adjustment to yield over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transaction are still expected to occur, unrealized gains and losses that are accumulated in other comprehensive income are included in the results of operations in the same period when the results of operations are also affected by the hedged cash flow. They are recognized in the results of operations immediately if the cash flow hedge was discontinued because a forecasted transaction is not expected to occur.

Certain commitments to sell loans are derivatives. These commitments are recorded as a freestanding derivative and classified as an other asset or liability.

Loans Held for Sale

Loans Held for Sale: Loans are classified as held for sale based on management’s intent to sell the loans, either as part of a core business strategy or related to a risk mitigation strategy. Loans held for sale and any related unfunded lending commitments are recorded at fair value, if elected or the lower of cost (which is the carrying amount net of deferred fees and costs and applicable allowance for loan losses and reserve for unfunded lending commitments) or fair market value less costs to sell. Adjustments to reflect unrealized gains and losses resulting from changes in fair value and realized gains and losses upon ultimate sale of the loans are classified as noninterest income in the Consolidated Statements of Income (Loss). At the time of the transfer to loans held for sale, if the fair market value is less than cost, the difference is recorded as additional provision for credit losses in the results of operations. Fair market value is determined based on quoted market prices for the same or similar loans, outstanding investor commitments or discounted cash flow analyses using market assumptions.

At December 31, 2012 fair market value for substantially all the loans in loans held for sale were obtained by reference to prices for the same or similar loans from recent transactions. For a relationship that includes an unfunded lending commitment, the cost basis is the outstanding balance of the loan net of the allowance for loan losses and net of any reserve for unfunded lending commitments. This cost basis is compared to the fair market value of the entire relationship including the unfunded lending commitment.

Individual loans or pools of loans are transferred from the loan portfolio to loans held for sale when the intent to hold the loans has changed and there is a plan to sell the loans within a reasonable period of time. Loans held for sale are reviewed quarterly. Subsequent declines or recoveries of previous declines in the fair market value of loans held for sale are recorded in other fee income in the results of operations. Fair market value changes occur due to changes in interest rates, the borrower’s credit, the secondary loan market and the market for a borrower’s debt. If an unfunded lending commitment expires before a sale occurs, the reserve associated with the unfunded lending commitment is recognized as a credit to other fee income in the results of operations.

Fair Value Measurements

Fair Value Measurements: The Company measures or monitors many of its assets and liabilities on a fair value basis. Certain assets and liabilities are measured on a recurring basis. Examples of these include derivative instruments, available for sale and trading securities, loans held for sale and long-term debt. Additionally, fair value is used on a non-recurring basis to evaluate assets or liabilities for impairment or for disclosure purposes. Examples of these non-recurring uses of fair value include certain loans held for sale accounted for on a lower of cost or fair value, mortgage servicing rights, goodwill, and long-lived assets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Company uses various valuation techniques and assumptions when estimating fair value.

The Company applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which the identical item is traded on an active exchange, such as publicly-traded instruments or futures contracts.

Level 2 – Assets and liabilities valued based on observable market data for similar instruments.

Level 3 – Assets and liabilities for which significant valuation assumptions are not readily observable in the market; instruments valued based on the best available data, some of which is internally-developed, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities required or permitted to be recorded at and/or marked to fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to market observable data for similar assets and liabilities. Nevertheless, certain assets and liabilities are not actively traded in observable markets and the Company must use alternative valuation techniques to derive a fair value measurement.

Other Real Estate Owned

Other Real Estate Owned: Other real estate owned (“OREO”) consists of real estate acquired in lieu of unpaid loan balances. These assets are carried at an amount equal to the loan balance prior to foreclosure plus costs incurred for improvements to the property, but no more than the estimated fair value of the property less estimated selling costs. Any valuation adjustments required at the date of transfer are charged to the allowance for loan losses. Subsequently, unrealized losses and realized gains and losses are included in other noninterest expense. Operating results from OREO are recorded in other noninterest expense.

Bank Premises and Equipment

Bank Premises and Equipment: Bank premises and equipment are stated at cost, less accumulated depreciation and amortization. Premises and equipment include certain costs associated with the acquisition of leasehold improvements. Depreciation and amortization are recognized principally by the straight-line method, over the estimated useful lives as follows: buildings - 25-40 years, leasehold improvements - 5-25 years, furniture and equipment - 3-12 years. Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Other Intangible Assets

Other Intangible Assets: Intangible assets with indefinite lives are not subject to amortization. Rather they are subject to impairment tests at least annually, or more often if events or circumstances indicate there may be impairment. Intangible assets with finite lives continue to be amortized over the period the Company expects to benefit from such assets and are periodically reviewed to determine whether there have been any events or circumstances to indicate the recorded amount is not recoverable from projected undiscounted net operating cash flows. A loss is recognized to reduce the carrying amount to fair value, where appropriate.

Revenue Recognition

Revenue Recognition: Revenue is recognized when the earnings process is complete and collectibility is assured. Brokerage fees and commissions are recognized on a trade date basis. Asset management fees, measured by assets at a particular date, are accrued as earned. Commission expenses are recorded when the related revenue is recognized.

Allowance for Loan Losses and Reserve for Unfunded Lending Commitments

Allowance for Loan Losses and Reserve for Unfunded Lending Commitments: The Company has developed policies and procedures for assessing the adequacy of the allowance for loan losses and reserve for unfunded lending commitments that reflect the evaluation of credit risk after careful consideration of all available information. Where appropriate this assessment includes monitoring qualitative and quantitative trends including changes in levels of past due, criticized and nonperforming loans. In developing this assessment, the Company must necessarily rely on estimates and exercise judgment regarding matters where the ultimate outcome is unknown such as economic factors, developments affecting companies in specific industries and issues with respect to single borrowers. Depending on changes in circumstances, future assessments of credit risk may yield materially different results, which may result in an increase or a decrease in the allowance for loan losses.

The allowance for loan losses and reserve for unfunded lending commitments is maintained at a level the Company believes is adequate to absorb probable losses inherent in the loan portfolio and unfunded lending commitments as of the date of the consolidated financial statements. The Company employs a variety of modeling and estimation tools in developing the appropriate allowance for loan losses and reserve for unfunded lending commitments. The allowance for loan losses and reserve for unfunded lending commitments consists of formula-based components for both commercial and consumer loans, allowance for impaired commercial loans and allowance related to additional factors that are believed indicative of current trends and business cycle issues.

If necessary, a specific allowance is established for individually evaluated impaired loans. The specific allowance established for these loans is based on a thorough analysis of the most probable source of repayment, including the present value of the loan’s expected future cash flows, the loan’s estimated market value, or the estimated fair value of the underlying collateral depending on the most likely source of repayment. General allowances are established for loans grouped into pools based on similar characteristics. In this process, general allowance factors are based on an analysis of historical charge-off experience, portfolio trends, regional and national economic conditions, and expected loss given default derived from the Company’s internal risk rating process.

The Company monitors qualitative and quantitative trends in the loan portfolio, including changes in the levels of past due, criticized and nonperforming loans. The distribution of the allowance for loan losses and reserve for unfunded lending commitments between the various components does not diminish the fact that the entire allowance for loan losses and reserve for unfunded lending commitments is available to absorb credit losses in the loan portfolio. The principal focus is, therefore, on the adequacy of the total allowance for loan losses and reserve for unfunded lending commitments.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s bank subsidiary’s allowance for loan losses and reserve for unfunded lending commitments. These agencies may require such subsidiaries to recognize changes to the allowance for loan losses and reserve for unfunded lending commitments based on their judgments about information available to them at the time of their examination.

Income Taxes

Income Taxes: The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their related tax bases and are measured using the enacted tax rates and laws that are in effect. A valuation allowance is recognized for a deferred tax asset if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of a change in rates is recognized as income or expense in the period in which the change occurs. See Note L, Income Taxes for related disclosures.

Earnings per Share

Earnings per Share: Basic earnings per share are computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during each period. Diluted earnings per share are based on the weighted-average number of common shares outstanding during each period, plus common share equivalents calculated for stock options and performance restricted stock outstanding using the treasury stock method.

Stock-Based Compensation

Stock-Based Compensation: The three stock option plans are accounted for under ASC Topic 718 and the fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with market assumptions. This amount is amortized on a straight-line basis over the vesting period, generally five years. (See Note J)

For restricted stock awards, which generally vest based on continued service with the Company, the deferred compensation is measured as the fair value of the shares on the date of grant, and the deferred compensation is amortized as salaries and employee benefits in accordance with the applicable vesting schedule, generally straight-line over five years. Some shares vest based upon the Company achieving certain performance goals and salary amortization expense is based on an estimate of the most likely results on a straight line basis.

Recently Issued Accounting Standards, Not Adopted

Recently Issued Accounting Standards, Not Adopted as of December 31, 2012

In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The Update clarifies that ASU 2011-11 applies only to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. Entities with other types of financial assets and financial liabilities subject to a master netting arrangement or similar agreement are no longer subject to the disclosure requirements in ASU 2011-11. The amendments are effective for annual and interim reporting periods beginning on or after January 1, 2013. The Company is currently in the process of evaluating the ASU but does not expect it will have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The Update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component and to present either on the face of the statement where net income is presented, or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. The amendments are effective for annual and interim reporting periods beginning on or after December 15, 2012. The Company is currently in the process of evaluating the ASU but does not expect it will have a material impact on the Company’s consolidated financial statements.

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Amortized cost and fair value of securities available for sale and held for investment

The amortized cost and fair value of securities available for sale and held for investment at December 31, 2012 and December 31, 2011 are summarized as follows:

	December 31, 2012
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)

SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,700	$7	$0	$1,707
Mortgage-backed securities of U.S. Government Sponsored Entities	186,404	3,320	(469)	189,255
Collateralized mortgage obligations of U.S. Government Sponsored Entities	352,731	2,430	(902)	354,259
Private collateralized mortgage obligations	96,258	1,203	(530)	96,931
Obligations of state and political subdivisions	847	51	0	898

	$637,940	$7,011	$(1,901)	$643,050

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$4,687	$0	$(92)	$4,595
Private collateralized mortgage obligations	1,278	33	0	1,311
Obligations of state and political subdivisions	6,353	737	(3)	7,087
Other	1,500	49	0	1,549

	$13,818	$819	$(95)	$14,542

	December 31, 2011
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,699	$25	$0	$1,724
Mortgage-backed securities of U.S. Government Sponsored Entities	135,665	2,819	(37)	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities	428,139	9,111	(316)	436,934
Private collateralized mortgage obligations	73,247	330	(3,487)	70,090
Obligations of state and political subdivisions	1,097	70	0	1,167

	$639,847	$12,355	$(3,840)	$648,362

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$10,475	$0	$(136)	$10,339
Private collateralized mortgage obligations	1,840	40	0	1,880
Obligations of state and political subdivisions	6,662	570	0	7,232
Other	1,000	36	0	1,036

	$19,977	$646	$(136)	$20,487

Amortized cost and fair value of securities by contractual maturity

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below.

	Held for Investment		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)
Due in less than one year	$0	$0	$1,700	$1,707
Due after one year through five years	377	377	441	468
Due after five years through ten years	948	1,033	406	430
Due after ten years	5,028	5,677	0	0

	6,353	7,087	2,547	2,605
Mortgage-backed securities of U.S. Government Sponsored Entities	0	0	186,404	189,255
Collateralized mortgage obligations of U.S. Government Sponsored Entities	4,687	4,595	352,731	354,259
Private collateralized mortgage obligations	1,278	1,311	96,258	96,931
No contractual maturity	1,500	1,549	0	0

	$13,818	$14,542	$637,940	$643,050

Schedule of unrealized loss and fair value on investments

The tables below indicate the amount of securities with unrealized losses and period of time for which these losses were outstanding at December 31, 2012 and December 31, 2011, respectively.

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$54,289	$(469)	$0	$0	$54,289	$(469)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	150,057	(901)	4,593	(93)	154,650	(994)
Private collateralized mortgage obligations	29,969	(441)	9,221	(89)	39,190	(530)
Obligations of state and political subdivisions	0	0	125	(3)	125	(3)

Total temporarily impaired securities	$234,315	$(1,811)	$13,939	$(185)	$248,254	$(1,996)

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$18,800	$(37)	$0	$0	$18,800	$(37)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	59,913	(452)	0	0	59,913	(452)
Private collateralized mortgage obligations	32,615	(2,001)	27,282	(1,486)	59,897	(3,487)

Total temporarily impaired securities	$111,328	$(2,490)	$27,282	$(1,486)	$138,610	$(3,976)

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Information relating to loans

Information relating to loans at December 31 is summarized as follows:

	2012	2011
	(In thousands)
Construction and land development	$60,736	$49,184
Commercial real estate	486,828	508,353
Residential real estate	569,331	546,246
Commerical and financial	61,903	53,105
Consumer	46,930	50,611
Other	353	575

NET LOAN BALANCES	$1,226,081	$1,208,074

(1)	Net loan balances at December 31, 2012 and 2011 include deferred costs of $1,530,000 and $1,632,000, respectively.

The contractual aging of the recorded investment in past due loans

The following tables present the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

December 31, 2012	Accruing 30-59 Days Past Due	Accruing 60-89 Days Past Due	Greater Than 90 Days	Nonaccrual	Current	Total Financing Receivables
	(In thousands)
Construction and land development	$7	$0	$0	$1,342	$59,387	$60,736
Commercial real estate	832	5	0	17,234	468,757	486,828
Residential real estate	1,179	1,377	1	22,099	544,675	569,331
Commerical and financial	41	0	0	0	61,862	61,903
Consumer	109	0	0	280	46,541	46,930
Other	0	0	0	0	353	353

Total	$2,168	$1,382	$1	$40,955	$1,181,575	$1,226,081

December 31, 2011	Accruing 30-59 Days Past Due	Accruing 60-89 Days Past Due	Greater Than 90 Days	Nonaccrual	Current	Total Financing Receivables
	(In thousands)
Construction and land development	$6	$215	$0	$2,227	$46,736	$49,184
Commercial real estate	836	0	0	13,120	494,397	508,353
Residential real estate	2,979	607	0	12,555	530,105	546,246
Commerical and financial	80	0	0	16	53,009	53,105
Consumer	246	74	0	608	49,683	50,611
Other	0	0	0	0	575	575

Total	$4,147	$896	$0	$28,526	$1,174,505	$1,208,074

The risk category, class of loans and the recorded investment

The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2012 and 2011:

	Construction			Commercial
	& Land	Commercial	Residential	and
December 31, 2012	Development	Real Estate	Real Estate	Financial	Consumer	Total
			(In thousands)
Pass	$54,994	$414,023	$527,891	$61,123	$45,907	$1,103,938
Special mention	1,717	12,137	1,686	587	450	16,577
Substandard	0	22,180	36	193	256	22,665
Doubtful	0	0	0	0	0	0
Nonaccrual	1,342	17,234	22,099	0	280	40,955
Pass-Troubled debt restructures	2,103	6,513	0	0	0	8,616
Troubled debt restructures	580	14,741	17,619	0	390	33,330

	$60,736	$486,828	$569,331	$61,903	$47,283	$1,226,081

	Construction			Commercial
	& Land	Commercial	Residential	and
December 31, 2011	Development	Real Estate	Real Estate	Financial	Consumer	Total
			(In thousands)
Pass	$42,899	$387,161	$505,316	$51,375	$49,299	$1,036,050
Special mention	802	57,334	5,529	1,445	523	65,633
Substandard	90	5,558	133	168	305	6,254
Doubtful	0	0	0	0	0	0
Nonaccrual	2,227	13,120	12,555	16	608	28,526
Troubled debt restructures	3,166	45,180	22,713	101	451	71,611

	$49,184	$508,353	$546,246	$53,105	$51,186	$1,208,074

Impaired Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Impaired Loans and Allowance for Loan Losses [Abstract]
Presentation of loans that were modified within the three months

The following table presents loans that were modified within the twelve months ending December 31, 2012:

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Specific Reserve Recorded	Valuation Allowance Recorded
		(In thousands)
Construction and land development	1	$71	$64	$0	$7
Residential real estate	28	4,941	4,531	0	410
Commercial real estate	2	800	747	0	53
Consumer	2	75	72	0	3

	33	$5,887	$5,414	$0	$473

Troubled debt restructurings defaulted

Accruing loans that were restructured within the twelve months ending December 31, 2012 and defaulted during the twelve months ended December 31, 2012 are presented in the table below.

	Number of Contracts	Recorded Investment
	(Dollars in thousands)
Residential real estate	7	913

Company's recorded investments in impaired loans and the related valuation allowances

At December 31, 2012 and 2011, the Company’s recorded investment in impaired loans and related valuation allowance was as follows:

	Impaired Loans
	for the Year Ended December 31, 2012
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
		( In thousands )
With no related allowance recorded:
Construction and land development	$1,128	$1,608	$0	$1,399	$5
Commercial real estate	12,357	14,337	0	12,103	433
Residential real estate	15,463	22,022	0	12,019	455
Commercial and financial	0	0	0	7	0
Consumer	223	255	0	431	12
With an allowance recorded:
Construction and land development	2,897	2,941	230	3,539	127
Commercial real estate	26,130	26,648	2,264	39,527	1,304
Residential real estate	24,256	24,752	4,700	26,795	696
Commercial and financial	0	0	0	34	0
Consumer	447	460	76	585	22
Total:
Construction and land development	4,025	4,549	230	4,938	132
Commercial real estate	38,487	40,985	2,264	51,630	1,737
Residential real estate	39,719	46,774	4,700	38,814	1,151
Commercial and financial	0	0	0	41	0
Consumer	670	715	75	1,016	34

	$82,901	$93,023	$7,269	$96,439	$3,054

	Impaired Loans
	for the Year Ended December 31, 2011
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
		( In thousands )
With no related allowance recorded:
Construction and land development	$1,616	$2,431	$0	$2,527	$14
Commercial real estate	19,101	22,219	0	21,221	425
Residential real estate	9,128	13,442	0	8,752	155
Commercial and financial	16	16	0	774	2
Consumer	481	523	0	417	2
With an allowance recorded:
Construction and land development	3,777	4,131	375	13,699	153
Commercial real estate	39,199	39,824	3,385	44,369	1,843
Residential real estate	26,140	26,940	3,099	26,869	913
Commercial and financial	101	101	8	154	3
Consumer	578	584	112	746	31
Total:
Construction and land development	5,393	6,562	375	16,226	167
Commercial real estate	58,300	62,043	3,385	65,590	2,268
Residential real estate	35,268	40,382	3,099	35,621	1,068
Commercial and financial	117	117	8	928	5
Consumer	1,059	1,107	112	1,163	33

	$100,137	$110,211	$6,979	$119,528	$3,541

Activity in allowance for loan losses

Activity in the allowance for loans losses for the three years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Beginning Balance	Provision for Loan Losses	Charge- Offs	Recoveries	Net Charge- Offs	Ending Balance
	(In thousands)
December 31, 2012
Construction and land development	$1,883	$(478)	$(612)	$341	$(271)	$1,134
Commercial real estate	11,477	3,209	(8,539)	2,702	(5,837)	8,849
Residential real estate	10,966	7,767	(8,381)	738	(7,643)	11,090
Commercial and financial	402	283	(346)	129	(217)	468
Consumer	837	15	(410)	121	(289)	563

	$25,565	$10,796	$(18,288)	$4,031	$(14,257)	$22,104

December 31, 2011
Construction and land development	$7,214	$(1,645)	$(4,739)	$1,053	$(3,686)	$1,883
Commercial real estate	18,563	(3,777)	(3,663)	354	(3,309)	11,477
Residential real estate	10,102	7,833	(7,482)	513	(6,969)	10,966
Commercial and financial	480	(379)	0	301	301	402
Consumer	1,385	(58)	(562)	72	(490)	837

	$37,744	$1,974	$(16,446)	$2,293	$(14,153)	$25,565

December 31, 2010	$45,192	$31,680	$(41,628)	$2,500	$(39,128)	$37,744

Loan portfolio and related allowance

The Company’s loan portfolio and related allowance at December 31, 2012 and 2011 is shown in the following tables.

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2012	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$4,025	$230	$56,711	$904	$60,736	$1,134
Commercial real estate	38,487	2,264	448,341	6,585	486,828	8,849
Residential real estate	39,719	4,700	529,612	6,390	569,331	11,090
Commercial and financial	0	0	61,903	468	61,903	468
Consumer	670	75	46,613	488	47,283	563

	$82,901	$7,269	$1,143,180	$14,835	$1,226,081	$22,104

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2011	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$5,393	$375	$43,791	$1,508	$49,184	$1,883
Commercial real estate	58,300	3,385	450,053	8,092	508,353	11,477
Residential real estate	35,268	3,099	510,978	7,867	546,246	10,966
Commercial and financial	117	8	52,988	394	53,105	402
Consumer	1,059	112	50,127	725	51,186	837

	$100,137	$6,979	$1,107,937	$18,586	$1,208,074	$25,565

Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Summary of bank premises and equipment

Bank premises and equipment are summarized as follows:

	Cost	Accumulated Depreciation & Amortization	Net Carrying Value
		(In thousands)
December 31, 2012
Premises (including land of $8,978)	$48,064	$(19,051)	$29,013
Furniture and equipment	21,311	(15,859)	5,452

	$69,375	$(34,910)	$34,465

December 31, 2011
Premises (including land of $8,883)	$48,691	$(18,710)	$29,981
Furniture and equipment	21,300	(17,054)	4,246

	$69,991	$(35,764)	$34,227

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Gross carrying amount and accumulated amortization of intangible asset

The gross carrying amount and accumulated amortization of the Company’s intangible asset subject to amortization at December 31 is presented below.

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Deposit base	$9,494	$(7,993)	$9,494	$(7,205)

	$9,494	$(7,993)	$9,494	$(7,205)

Intangible amortization expense

Intangible amortization expense related to the deposit base intangible for each of the years in the three-year period ended December 31, 2012, is presented below.

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Intangible Amortization
Identified intangible assets
Deposit base	$788	$847	$985

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Federal funds purchased and securities sold under agreements to repurchase

All of the Company’s short-term borrowings were comprised of federal funds purchased and securities sold under agreements to repurchase with maturities primarily from overnight to seven days:

	2012	2011	2010
	(In thousands)
Maximum amount outstanding at any month end	$149,316	$154,440	$125,920
Weighted average interest rate at end of year	0.21%	0.22%	0.25%
Average amount outstanding	$141,592	$106,495	$87,106
Weighted average interest rate during the year	0.24%	0.26%	0.27%

Employee Benefits and Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits and Stock Compensation [Abstract]
Summary of stock option and SSARs activity

The following table presents a summary of stock option and SSARs activity for the years ended December 31, 2012, 2011 and 2010:

	Number of Shares	Option or SSAR Price Per Share	Weighted Average Exercise Price	Aggregate Intrinsic Value
Dec. 31, 2009	558,000	$7.46 – 27.36	$21.21	$0
Granted	0	0	0

Exercised	0	0	0
Expired	0	0	0
Cancelled	(11,000)	7.46 – 26.72	11.88

Dec. 31, 2010	547,000	17.08 – 27.36	21.39	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(12,000)	17.08 – 26.72	20.14

Dec. 31, 2011	535,000	17.08 – 27.36	21.42	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(99,000)	17.08 – 26.72	22.66

Dec. 31, 2012	436,000	17.08 – 27.36	21.12	0

Summary of stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Options / SSARs Outstanding		Options / SSARs Exercisable (Vested)
Number of Shares Outstanding	Weighted Average Remaining Contractual Life in Years	Number of Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
436,000	2.75	436,000	21.12	2.75	$0

Summary of non-vested restricted stock awards

Non-vested restricted stock awards totaling 899,000 shares were outstanding at December 31, 2012, 187,000 less than at December 31, 2011, and are as follows:

Number of Non-Vested Restricted Stock Award Shares	Remaining Unrecognized Compensation Cost	Weighted Average Remaining Recognition Period in Years
899,000	$844,000	2.96

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Future minimum lease payments under operating leases

At December 31, 2012, future minimum lease payments under leases with initial or remaining terms in excess of one year are as follows:

(In thousands)
2013	$3,399
2014	3,062
2015	2,529
2016	2,414
2017	2,158
Thereafter	12,156

$25,718

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of income tax expense benefit

The benefit for income taxes is as follows:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Current
Federal	$0	$0	$29
State	7	10	24
Deferred
Federal	0	0	(29)
State	(7)	(10)	(24)

	$0	$0	$0

Reconciliation of expected tax benefit with income tax benefit relating to loss before income taxes

The difference between the total expected tax benefit (computed by applying the U.S. Federal tax rate of 35% to pretax income in 2012, 2011 and 2010) and the reported income tax benefit relating to loss before income taxes is as follows:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Tax rate applied to income (loss) before income taxes	$(249)	$2,333	$(11,622)
Increase (decrease) resulting from the effects of:
Tax exempt interest on obligations of states and political subdivisions	(118)	(143)	(177)
State income taxes	(27)	(173)	506
Stock compensation	28	132	150
Expiration of capital loss carryforward	354	0	0
Other	53	281	174

Federal tax provision (benefit) before valuation allowance	41	2,430	(10,969)
State tax provision (benefit) before valuation allowance	76	494	(1,666)

Total income tax provision (benefit)	117	2,924	(12,635)
Change in valuation allowance	(117)	(2,924)	12,635

Income tax provision (benefit)	$0	$0	$0

Summary of net deferred tax assets (liabilities)

The net deferred tax assets (liabilities) are comprised of the following:

	December 31
	2012	2011
	(In thousands)
Allowance for loan losses	$8,964	$10,372
Other real estate owned	1,521	4,009
Capital losses	26	384
Accrued stock compensation	492	417
Federal tax loss carryforward	44,755	42,235
State tax loss carryforward	8,202	8,010
Alternative minimum tax carryforward	1,304	1,304
Deferred compensation	1,162	1,202
Other	990	306

Gross deferred tax assets	67,416	68,239
Less: Valuation allowance	(44,821)	(44,938)

Deferred tax assets net of valuation allowance	22,595	23,301
Depreciation	(1,514)	(1,694)
Deposit base intangible	(538)	(843)
Net unrealized securities gains	(1,972)	(3,287)
Accrued interest and fee income	(620)	(661)

Gross deferred tax liabilities	(4,644)	(6,485)

Net deferred tax assets	$17,951	$16,816

Summary of Income Tax Examination Major Tax jurisdictions along with Tax Year	The following are the major tax jurisdictions in which the Company operates and the earliest tax year subject to examination:

Jurisdiction	Tax Year
United States of America	2010
Florida	2008

Noninterest Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Noninterest Income and Expenses [Abstract]
Summary of noninterest income and expense

Details of noninterest income and expense follow:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Noninterest income
Service charges on deposit accounts	$6,245	$6,262	$5,925
Trust fees	2,279	2,111	1,977
Mortgage banking fees	3,710	2,140	2,119
Brokerage commissions and fees	1,071	1,122	1,174
Marine finance fees	1,111	1,209	1,334
Interchange income	4,501	3,808	3,163
Other deposit based EFT fees	336	318	321
Other	2,191	1,375	2,121

	21,444	18,345	18,134
Loss on sale of commercial loan	(1,238)	0	0
Securities gains, net	7,619	1,220	3,687

TOTAL	$27,825	$19,565	$21,821

Noninterest expense
Salaries and wages	$29,935	$27,288	$26,408
Employee benefits	7,710	5,875	5,717
Outsourced data processing costs	7,382	6,583	5,981
Telephone / data lines	1,178	1,179	1,505
Occupancy	8,146	7,627	7,480
Furniture and equipment	2,319	2,291	2,398
Marketing	3,095	2,917	2,910
Legal and professional fees	5,241	6,137	7,977
FDIC assessments	2,805	3,013	3,958
Amortization of intangibles	788	847	985
Asset dispositions expense	1,459	2,281	2,268
Net loss on other real estate owned and repossessed assets	3,467	3,751	13,541
Other	9,023	7,974	8,428

TOTAL	$82,548	$77,763	$89,556

Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2012
Cash Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income Net [Abstract]
Summary of fair value of warrants

Prior to this date and at December 31, 2011, the fair value of the warrant was calculated using the following assumptions:

Risk free interest rate	2.17%
Expected life of options	10 years
Expected dividend yield	0.63%
Expected volatility	28%
Weighted average fair value	$5.30

Summary of required regulatory capital

Required Regulatory Capital

			Minimum for Capital Adequacy Purpose			Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars in thousands)
SEACOAST BANKING CORP
(CONSOLIDATED)
At December 31, 2012:
Total Capital (to risk-weighted assets)	$227,428	18.33%	$99,247	³	8.00%	N/A	N/A
Tier 1 Capital (to risk-weighted assets)	211,839	17.08	49,624	³	4.00%	N/A	N/A
Tier 1 Capital (to adjusted average assets)	211,839	10.04	84,377	³	4.00%	N/A	N/A
At December 31, 2011:
Total Capital (to risk-weighted assets)	$230,303	18.77%	$98,124	³	8.00%	N/A	N/A
Tier 1 Capital (to risk-weighted assets)	214,844	17.51	49,062	³	4.00%	N/A	N/A
Tier 1 Capital (to adjusted average assets)	214,844	10.31	83,338	³	4.00%	N/A	N/A
SEACOAST NATIONAL BANK
(A WHOLLY OWNED BANK SUBSIDIARY)
At December 31, 2012:
Total Capital (to risk-weighted assets)	$220,433	17.79%	$99,116	³	8.00%	$123,895	³10.00%
Tier 1 Capital (to risk-weighted assets)	204,864	16.54	49,558	³	4.00%	74,337	³ 6.00%
Tier 1 Capital (to adjusted average assets)	204,864	9.72	84,312	³	4.00%	105,389	³ 5.00%
At December 31, 2011:
Total Capital (to risk-weighted assets)	$219,177	17.89%	$97,992	³	8.00%	$122,490	³10.00%
Tier 1 Capital (to risk-weighted assets)	203,739	16.63	48,996	³	4.00%	73,494	³ 6.00%
Tier 1 Capital (to adjusted average assets)	203,739	9.79	83,275	³	4.00%	104,094	³ 5.00%

N/A—Not Applicable

Parent Company Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Information [Abstract]
Summary of Balance Sheet

Seacoast Banking Corporation of Florida

(Parent Company Only) Financial Information

Balance Sheets

	December 31
	2012	2011
	(In thousands)
ASSETS
Cash	$4,067	$7,781
Securities purchased under agreement to resell with subsidary bank, maturing within 30 days	2,922	3,344
Investment in subsidiaries	212,182	212,583
Other assets	13	14

	$219,184	$223,722

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$53,610	$53,610
Other liabilities	28	35
Shareholders’ equity	165,546	170,077

	$219,184	$223,722

Summary of Statement of Income (loss)

Statements of Income (Loss)

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Income
Dividends from subsidiary Bank	$0	$0	$0
Interest/other	29	79	12

	29	79	12
Interest expense	1,057	1,152	1,187
Other expenses	575	405	879

Loss before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Income tax benefit	0	0	0

Loss before equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Equity in undistributed income (loss) of subsidiaries	893	8,145	(31,149)

Net income (loss)	$(710)	$6,667	$(33,203)

Summary of Statement of Cash Flow

Statement of Cash Flows

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Cash flows from operating activities
Interest received	$7	$9	$12
Interest paid	(1,045)	(3,288)	0
Dividends received	22	70	0
Income taxes paid	(32)	(67)	63
Other	(703)	(420)	(893)

Net cash used in operating activities	(1,751)	(3,696)	(818)
Cash flows from investing activities
Decrease in securities purchased under agreement to resell, maturing within 30 days, net	422	285	1,601
Investments in subsidiaries	0	0	(38,000)

Net cash provided by (used in) investment activities	422	285	(36,399)
Cash flows from financing activities
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employment plans	196	123	180
Dividend reinvestment plan	0	0	20
Dividends paid on preferred shares	(2,500)	(6,875)	0

Net cash provided by (used in) financing activities	(2,385)	(6,752)	47,327
Net change in cash	(3,714)	(10,163)	10,110
Cash at beginning of year	7,781	17,944	7,834

Cash at end of year	$4,067	$7,781	$17,944

RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
Net income (loss)	$(710)	$6,667	$(33,203)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed (income) loss of subsidiaries	(893)	(8,145)	31,149
Other, net	(148)	(2,218)	1,236

Net cash used in operating activities	$(1,751)	$(3,696)	$(818)

Contingent Liabilities and Commitments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Contingent Liabilities And Commitments With Off-Balance Sheet Risk [Abstract]
Summary of Financial Instruments with Off-Balance-Sheet Risk

	December 31
	2012	2011
	(In thousands)
Contract or Notional Amount
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$118,887	$106,209
Standby letters of credit and financial guarantees written:
Secured	2,509	2,513
Unsecured	8	9
Unfunded limited partner equity commitment	4,000	0

Summary of minimum future contractual obligation under renewal of contract

The Company’s subsidiary bank renewed its contract for outsourced data services on December 31, 2012 for a period of five years and six months, which requires a minimum payment for early termination without cause as follows:

Year End	(in thousands)

2012	$13,464
2013	11,016
2014	8,568
2015	6,120
2016	3,672

Supplemental Disclosures for Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures for Consolidated Statements of Cash Flows [Abstract]
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities

Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities for the three years ended:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Net income (loss)	$(710)	$6,667	$(33,203)
Adjustments to reconcile net income (loss) to net cash (used) provided by operating activities
Depreciation	2,827	2,830	3,097
Net amortization of premiums and discounts on securities	4,740	2,555	623
Other amortization and accretion	20	(35)	282
Change in loans available for sale, net	(20,143)	5,724	5,893
Provision for loan losses, net	10,796	1,974	31,680
Deferred tax benefit	(7)	(10)	(53)
Gain on sale of securities	(7,619)	(1,220)	(3,687)
Gain on sale of loans	(816)	(143)	(113)
Loss on sale or write down of foreclosed assets	3,548	3,812	13,520
Writedown on loan available for sale	1,238	0	0
Loss (gain) on disposition of equipment	774	58	(31)
Stock based employee benefit expense	796	587	493
Change in interest receivable	861	(561)	1,123
Change in interest payable	(524)	(2,258)	944
Change in prepaid expenses	2,601	2,748	3,822
Change in accrued taxes	(190)	(145)	21,424
Change in other assets	(835)	585	(1,954)
Change in other liabilities	581	573	(1,201)

Net cash (used) provided by operating activities	$(2,062)	$23,741	$42,659

Supplemental disclosure of non cash investing activities
Fair value adjustment to securities	$(3,405)	$5,530	$(279)
Transfers from loans to other real estate owned	14,067	35,500	22,114
Transfers from loans to loans available for sale	10,321	0	0
Transfers from other assets to other real estate owned	0	0	1,676
Transfer from bank premises and equipment to other real estate owned	0	0	377
Purchase of securities under trade date accounting	0	0	508
Transfer of loans to other assets	0	0	1,747
Transfer of other real estate owned to other assets	0	0	1,642
Matured securities recorded as a recievable	3,100	3,630	0

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair value measurements for items measured at fair value

In addition, it includes guidance on identifying circumstances that indicate a transaction is not orderly. Under ASC 820, fair value measurements for items measured at fair value on a recurring and nonrecurring basis at December 31, 2012 and 2011 included:

(Dollars in thousands)	Fair Value Measurements December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

Available for sale securities (3)	$643,050	$1,707	$641,343	$0
Loans available for sale (4)	36,021	0	36,021	0
Loans (1)	24,510	0	12,778	11,732
OREO (2)	11,887	0	3,457	8,430

(Dollars in thousands)	Fair Value Measurements December 31, 2011	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

Available for sale securities (3)	$648,362	$1,724	$646,638	$0
Loans available for sale (4)	6,795	0	6,795	0
Loans (1)	18,895	0	9,423	9,472
OREO (2)	20,946	0	2,509	18,437

(1)	See Note E. Nonrecurring fair value adjustments to loans identified as impaired reflect full or partial write-downs that are based on the loan’s observable market price or current appraised value of the collateral in accordance with ASC 310.
(2)	Fair value is measure on a nonrecurring basis in accordance with ASC 360.
(3)	See Note D for further detail of recurring fair value basis of individual investment categories.
(4)	Recurring fair value basis determined using observable market data.

Summary of carrying value and fair value of the Company's financial instruments

The carrying amount and fair value of the Company’s other significant financial instruments that are not measured at fair value on a recurring basis in the balance sheet as of December 31 is as follows:

	Carrying Amount December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
(In Thousands)
Financial Assets
Securities held to maturity	$13,818	$0	$14,542	$0
Loans, net	1,179,467	0	0	1,201,178

Financial Liabilities
Deposits	1,758,961	0	0	1,761,119
Borrowings	50,000	0	55,604	0
Subordinated debt	53,610	0	37,527	0

	Carrying Amount December 31, 2011	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
(In Thousands)
Financial Assets
Securities held to maturity	$19,977	$0	$20,487	$0
Loans, net	1,163,614	0	0	1,192,914

Financial Liabilities
Deposits	1,718,741	0	0	1,722,709
Borrowings	50,000	0	55,449	0
Subordinated debt	53,610	0	32,166	0

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings per share

In 2012, 2011, and 2010, options and warrants to purchase 436,000, 1,125,000, and 1,136,000, shares , respectively, were antidilutive and accordingly were excluded in determining diluted earnings per share.

	Year Ended December 31
	Net Income (Loss)	Shares	Per Share Amount
	(Dollars in thousands, except per share data)
2012
Basic and Diluted Earnings Per Share
Loss available to common shareholders	($4,458)	93,743,787	($0.05)

2011
Basic Earnings Per Share
Income available to common shareholders	$2,919	93,511,983	$0.03

Diluted Earnings Per Share
Employee restricted stock (See Note J)		289,090

Income available to common shareholders plus assumed conversions	$2,919	93,801,073	$0.03

2010
Basic and Diluted Earnings Per Share
Loss available to common shareholders	($36,951)	76,561,692	($0.48)

Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2012 Plan Segment Trust
Significant Accounting Policies (Additional Textual) [Abstract]
Number of operating segment	1
Modified loan terms	6 months
Number of stock option plans	3
Consumer loans charge off period	120 days
Number of trusts excluded for issuance of trust preferred securities	5
Loan and leases due period for discontinuation of interest accrual	90 days
Stock Options [Member]
Significant Accounting Policies (Textual) [Abstract]
Stock based compensation award vesting period for amortization	5 years
Restricted Stock [Member]
Significant Accounting Policies (Textual) [Abstract]
Stock based compensation award vesting period for amortization	5 years
Building [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	40 years
Building [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	25 years
Leasehold Improvements [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	25 years
Leasehold Improvements [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	5 years
Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	12 years
Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	3 years

Cash Dividend and Loan Restrictions (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash, Dividend and Loan Restrictions (Textual) [Abstract]
Average reserve balance maintained with federal reserve bank	$ 67.5	$ 18.3
Maximum amount available for transfer in form of loan	$ 33.9

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	$ 637,940	$ 639,847
Gross Unrealized Gains, Available for Sale	7,011	12,355
Gross Unrealized Losses, Available for Sale	(1,901)	(3,840)
Fair Value, Available for Sale	643,050	648,362
Gross Amortized Cost, Held for Investment Securities	13,818	19,977
Gross Unrealized Gains, Held for Investment Securities	819	646
Gross Unrealized Losses, Held for Investment Securities	(95)	(136)
Fair value, Held for Investment Securities	14,542	20,487
US Treasury Securities and obligations of US Government Sponsored Entities [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	1,700	1,699
Gross Unrealized Gains, Available for Sale	7	25
Gross Unrealized Losses, Available for Sale	0	0
Fair Value, Available for Sale	1,707	1,724
Mortgage-backed securities of U.S Government Sponsored Entities [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	186,404	135,665
Gross Unrealized Gains, Available for Sale	3,320	2,819
Gross Unrealized Losses, Available for Sale	(469)	(37)
Fair Value, Available for Sale	189,255	138,447
Gross Amortized Cost, Held for Investment Securities	0
Fair value, Held for Investment Securities	0
Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	352,731	428,139
Gross Unrealized Gains, Available for Sale	2,430	9,111
Gross Unrealized Losses, Available for Sale	(902)	(316)
Fair Value, Available for Sale	354,259	436,934
Gross Amortized Cost, Held for Investment Securities	4,687	10,475
Gross Unrealized Gains, Held for Investment Securities	0	0
Gross Unrealized Losses, Held for Investment Securities	(92)	(136)
Fair value, Held for Investment Securities	4,595	10,339
Private collateralized mortgage obligations [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	96,258	73,247
Gross Unrealized Gains, Available for Sale	1,203	330
Gross Unrealized Losses, Available for Sale	(530)	(3,487)
Fair Value, Available for Sale	96,931	70,090
Gross Amortized Cost, Held for Investment Securities	1,278	1,840
Gross Unrealized Gains, Held for Investment Securities	33	40
Gross Unrealized Losses, Held for Investment Securities	0	0
Fair value, Held for Investment Securities	1,311	1,880
Obligations of state and political subdivisions [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Available for Sale	847	1,097
Gross Unrealized Gains, Available for Sale	51	70
Gross Unrealized Losses, Available for Sale	0	0
Fair Value, Available for Sale	898	1,167
Gross Amortized Cost, Held for Investment Securities	6,353	6,662
Gross Unrealized Gains, Held for Investment Securities	737	570
Gross Unrealized Losses, Held for Investment Securities	(3)	0
Fair value, Held for Investment Securities	7,087	7,232
Other [Member]
Amortized cost and fair value of securities available for sale and held for investment
Gross Amortized Cost, Held for Investment Securities	1,500	1,000
Gross Unrealized Gains, Held for Investment Securities	49	36
Gross Unrealized Losses, Held for Investment Securities	0	0
Fair value, Held for Investment Securities	$ 1,549	$ 1,036

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value of securities by contractual maturity
Held for Investment, Amortized Cost, Due in less than one year	$ 0
Held for Investment, Fair Value, Due in less than one year	0
Available for Sale Amortized Cost, Due in less than one year	1,700
Available for Sale, Fair Value, Due in less than one year	1,707
Held for Investment, Amortized Cost, Due after one year through five years	377
Held for Investment, Fair Value, Due after one year through five years	377
Available for Sale, Amortized Cost, Due after one year through five years	441
Available for Sale, Fair Value, Due after one year through five years	468
Held for Investment, Amortized Cost, Due after five years through ten years	948
Held for Investment, Fair Value, Due after five years through ten years	1,033
Available for Sale, Amortized Cost, Due after five years through ten years	406
Available for Sale, Fair Value, Due after five years through ten years	430
Held for Investment, Amortized Cost, Due after ten years	5,028
Held for Investment, Fair Value, Due after ten years	5,677
Available for Sale, Amortized Cost, Due after ten years	0
Available for Sale, Fair Value, Due after ten years	0
Held for Investment, Amortized Cost, Total	6,353
Held for Investment, Fair Value, Total	7,087
Available for Sale, Amortized Cost, Total	2,547
Available for Sale, Fair Value, Total	2,605
Gross Amortized Cost, Held for Investment Securities	13,818	19,977
Fair value, Held for Investment Securities	14,542	20,487
Gross Amortized Cost, Available for Sale	637,940	639,847
Fair Value, Available for Sale	643,050	648,362
Mortgage-backed securities of U.S Government Sponsored Entities [Member]
Amortized cost and fair value of securities by contractual maturity
Gross Amortized Cost, Held for Investment Securities	0
Fair value, Held for Investment Securities	0
Gross Amortized Cost, Available for Sale	186,404	135,665
Fair Value, Available for Sale	189,255	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Amortized cost and fair value of securities by contractual maturity
Gross Amortized Cost, Held for Investment Securities	4,687	10,475
Fair value, Held for Investment Securities	4,595	10,339
Gross Amortized Cost, Available for Sale	352,731	428,139
Fair Value, Available for Sale	354,259	436,934
Private collateralized mortgage obligations [Member]
Amortized cost and fair value of securities by contractual maturity
Gross Amortized Cost, Held for Investment Securities	1,278	1,840
Fair value, Held for Investment Securities	1,311	1,880
Gross Amortized Cost, Available for Sale	96,258	73,247
Fair Value, Available for Sale	96,931	70,090
No contractual maturity [Member]
Amortized cost and fair value of securities by contractual maturity
Gross Amortized Cost, Held for Investment Securities	1,500
Fair value, Held for Investment Securities	1,549
Gross Amortized Cost, Available for Sale	0
Fair Value, Available for Sale	$ 0

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale securities continuous unrealized loss position fair value and unrealized losses
Total temporarily impaired securities, Less than 12 Months, Fair Value	$ 234,315	$ 111,328
Total Temporarily Impaired Securities, Less than 12 Months, Unrealized Losses	(1,811)	(2,490)
Securities with unrealized losses,12 months or longer, Fair Value	13,939	27,282
Total Temporarily Impaired Securities, 12 months or longer, Unrealized Losses	(185)	(1,486)
Total Temporarily Impaired Securities, 12 months or longer, Fair Value	248,254	138,610
Total Temporarily Impaired Securities Continuous Unrealized Losses Position Unrealized Losses	(1,996)	(3,976)
Mortgage-backed securities of U.S Government Sponsored Entities [Member]
Available for sale securities continuous unrealized loss position fair value and unrealized losses
Less than 12 Months, Fair Value	54,289	18,800
Less than 12 Months, Unrealized Losses	(469)	(37)
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Unrealized Losses	0	0
Fair Value, Total	54,289	18,800
Aggregate Losses	(469)	(37)
Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Available for sale securities continuous unrealized loss position fair value and unrealized losses
12 Months or Longer, Fair Value	4,593	0
12 Months or Longer, Unrealized Losses	(93)	0
Securities with unrealized losses,12 months or longer, Fair Value	154,650	59,913
Securities with unrealized losses, Less than 12 months, Fair Value	150,057	59,913
Available for Sale and Held to Maturity Securities Continuous Unrealized Loss Position Aggregate Losses	(994)	(452)
Available for Sale and Held to Maturity Securities Continuous Unrealized Loss Position Less than 12 Months Aggregate Losses	(901)	(452)
Private collateralized mortgage obligations [Member]
Available for sale securities continuous unrealized loss position fair value and unrealized losses
Less than 12 Months, Fair Value	29,969	32,615
Less than 12 Months, Unrealized Losses	(441)	(2,001)
12 Months or Longer, Fair Value	9,221	27,282
12 Months or Longer, Unrealized Losses	(89)	(1,486)
Fair Value, Total	39,190	59,897
Aggregate Losses	(530)	(3,487)
Obligations of state and political subdivisions [Member]
Available for sale securities continuous unrealized loss position fair value and unrealized losses
Less than 12 Months, Fair Value	0
Less than 12 Months, Unrealized Losses	0
12 Months or Longer, Fair Value	125
12 Months or Longer, Unrealized Losses	(3)
Fair Value, Total	125
Aggregate Losses	$ (3)

Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities (Additional Textual) [Abstract]
Proceeds from sale of securities	$ 256,102,000	$ 52,689,000	$ 107,821,000
Gains from sale of securities	7,833,000	1,239,000	3,687,000
Gross losses	214,000	19,000
Federal Home Loan Bank and Federal Reserve Bank stock	11,800,000
Fair value of cost method investment securities	11,800,000
Collateral Underlying Mortgage Investments Terms	30- and 15-year fixed and 10/1 adjustable rate mortgages
Mortgage Backed Securities And Collateralized Mortgage Obligations Of US Government Sponsored Entities [Member]
Securities (Textual) [Abstract]
Aggregate Losses	1,500,000
Fair Value, Total	208,900,000
Private collateralized mortgage obligations [Member]
Securities (Textual) [Abstract]
Aggregate Losses	530,000	3,487,000
Fair Value, Total	39,190,000	59,897,000
Carrying Amount [Member] | Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Securities (Textual) [Abstract]
Securities	103,351,000
Carrying Amount [Member] | Private collateralized mortgage obligations [Member]
Securities (Textual) [Abstract]
Securities	167,993,000
Fair Value [Member] | Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Securities (Textual) [Abstract]
Securities	103,400,000
Fair Value [Member] | Private collateralized mortgage obligations [Member]
Securities (Textual) [Abstract]
Securities	$ 167,993,000

Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Information relating to loans
NET LOAN BALANCES	$ 1,226,081	$ 1,208,074
Construction and land development [Member]
Information relating to loans
NET LOAN BALANCES	60,736	49,184
Commercial real estate [Member]
Information relating to loans
NET LOAN BALANCES	486,828	508,353
Residential real estate [Member]
Information relating to loans
NET LOAN BALANCES	569,331	546,246
Commercial and financial [Member]
Information relating to loans
NET LOAN BALANCES	61,903	53,105
Consumer [Member]
Information relating to loans
NET LOAN BALANCES	46,930	50,611
Other [Member]
Information relating to loans
NET LOAN BALANCES	$ 353	$ 575

Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	$ 2,168	$ 4,147
Accruing 60-89 Days Past Due	1,382	896
Greater Than 90 Days	1	0
Nonaccrual	40,955	28,526	68,284
Current	1,181,575	1,174,505
Total Financing Receivables	1,226,081	1,208,074
Construction and land development [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	7	6
Accruing 60-89 Days Past Due	0	215
Greater Than 90 Days	0	0
Nonaccrual	1,342	2,227
Current	59,387	46,736
Total Financing Receivables	60,736	49,184
Commercial real estate [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	832	836
Accruing 60-89 Days Past Due	5	0
Greater Than 90 Days	0	0
Nonaccrual	17,234	13,120
Current	468,757	494,397
Total Financing Receivables	486,828	508,353
Residential real estate [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	1,179	2,979
Accruing 60-89 Days Past Due	1,377	607
Greater Than 90 Days	1	0
Nonaccrual	22,099	12,555
Current	544,675	530,105
Total Financing Receivables	569,331	546,246
Commercial and financial [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	41	80
Accruing 60-89 Days Past Due	0	0
Greater Than 90 Days	0	0
Nonaccrual	0	16
Current	61,862	53,009
Total Financing Receivables	61,903	53,105
Consumer Loan [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	109	246
Accruing 60-89 Days Past Due	0	74
Greater Than 90 Days	0	0
Nonaccrual	280	608
Current	46,541	49,683
Total Financing Receivables	47,283	50,611
Other [Member]
Contractual aging of the recorded investment in past due loans
Accruing 30-59 Days Past Due	0	0
Accruing 60-89 Days Past Due	0	0
Greater Than 90 Days	0	0
Nonaccrual	0	0
Current	353	575
Total Financing Receivables	$ 353	$ 575

Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing receivable credit quality indicators
Total Financing Receivables	$ 1,226,081	$ 1,208,074
Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	1,103,938	1,036,050
Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	16,577	65,633
Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	22,665	6,254
Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	40,955	28,526
Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	33,330	71,611
Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	8,616
Construction & Land Development [Member]
Financing receivable credit quality indicators
Total Financing Receivables	60,736	49,184
Construction & Land Development [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	54,994	42,899
Construction & Land Development [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	1,717	802
Construction & Land Development [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	90
Construction & Land Development [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Construction & Land Development [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	1,342	2,227
Construction & Land Development [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	580	3,166
Construction & Land Development [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	2,103
Commercial Real Estate [Member]
Financing receivable credit quality indicators
Total Financing Receivables	486,828	508,353
Commercial Real Estate [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	414,023	387,161
Commercial Real Estate [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	12,137	57,334
Commercial Real Estate [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	22,180	5,558
Commercial Real Estate [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Commercial Real Estate [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	17,234	13,120
Commercial Real Estate [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	14,741	45,180
Commercial Real Estate [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	6,513
Residential Real Estate [Member]
Financing receivable credit quality indicators
Total Financing Receivables	569,331	546,246
Residential Real Estate [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	527,891	505,316
Residential Real Estate [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	1,686	5,529
Residential Real Estate [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	36	133
Residential Real Estate [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Residential Real Estate [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	22,099	12,555
Residential Real Estate [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	17,619	22,713
Residential Real Estate [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0
Commercial and Financial [Member]
Financing receivable credit quality indicators
Total Financing Receivables	61,903	53,105
Commercial and Financial [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	61,123	51,375
Commercial and Financial [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	587	1,445
Commercial and Financial [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	193	168
Commercial and Financial [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Commercial and Financial [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	16
Commercial and Financial [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	101
Commercial and Financial [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0
Consumer Loan [Member]
Financing receivable credit quality indicators
Total Financing Receivables	47,283	50,611
Consumer Loan [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	45,907	49,299
Consumer Loan [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	450	523
Consumer Loan [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	256	305
Consumer Loan [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Consumer Loan [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	280	608
Consumer Loan [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	390	451
Consumer Loan [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	$ 0

Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans (Textual) [Abstract]
Net loan balances, include deferred costs	$ 1,530,000	$ 1,632,000
Loans to directors and executive officers	4,891,000	5,114,000
New loans to directors and executive officers	487,000
Reduction in loans receivable from directors and executive officers	710,000
Loans pledged as collateral	50,000,000	55,000,000
Loan Portfolio consist of commercial loan and Commercial Real Estate Loans	50.00%
Loan Portfolio consist of Consumer and residential real estate loans	50.00%
Minimum source of repayment from third party	50.00%
Nonaccrual loans and loans past due ninety days	40,955,000	28,526,000	68,284,000
Reduction in interest income	$ 1,900,000	$ 1,200,000	$ 5,100,000

Impaired Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract
Modified Loans
Number of Contracts	33
Pre-Modification Outstanding Recorded Investment	$ 5,887
Post-Modification Outstanding Recorded Investment	5,414
Specific Reserve Recorded	0
Valuation Allowance Recorded	473
Construction and land development [Member]
Modified Loans
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	71
Post-Modification Outstanding Recorded Investment	64
Specific Reserve Recorded	0
Valuation Allowance Recorded	7
Residential real estate [Member]
Modified Loans
Number of Contracts	28
Pre-Modification Outstanding Recorded Investment	4,941
Post-Modification Outstanding Recorded Investment	4,531
Specific Reserve Recorded	0
Valuation Allowance Recorded	410
Commercial real estate [Member]
Modified Loans
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	800
Post-Modification Outstanding Recorded Investment	747
Specific Reserve Recorded	0
Valuation Allowance Recorded	53
Consumer [Member]
Modified Loans
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	75
Post-Modification Outstanding Recorded Investment	72
Specific Reserve Recorded	0
Valuation Allowance Recorded	$ 3

Impaired Loans and Allowance for Loan Losses (Details 1) (Residential real estate [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract
Residential real estate [Member]
Troubled debt restructurings defaulted
Number of Contracts	7
Recorded Investment	$ 913

Impaired Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's recorded investments in impaired loans and the related valuation allowances
Recorded Investment, Total	$ 82,901	$ 100,137
Unpaid Principal Balance, Total	93,023	110,211
Related Valuation Allowance, Total	7,269	6,979
Average Recorded Investment, Total	96,439	119,528	149,058
Interest Income Recognized, Total	3,054	3,541
Construction and land development [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	1,128	1,616
With No Related Allowance, Unpaid Principal Balance	1,608	2,431
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	1,399	2,527
With No Related Allowance, Interest Income Recognized	5	14
With Related Allowance, Recorded Investment	2,897	3,777
With Related Allowance, Unpaid Principal Balance	2,941	4,131
With Related Allowance, Related Valuation Allowance	230	375
With Related Allowance, Average Recorded Investment	3,539	13,699
With Related Allowance, Interest Income Recognized	127	153
Recorded Investment, Total	4,025	5,393
Unpaid Principal Balance, Total	4,549	6,562
Related Valuation Allowance, Total	230	375
Average Recorded Investment, Total	4,938	16,226
Interest Income Recognized, Total	132	167
Commercial real estate [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	12,357	19,101
With No Related Allowance, Unpaid Principal Balance	14,337	22,219
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	12,103	21,221
With No Related Allowance, Interest Income Recognized	433	425
With Related Allowance, Recorded Investment	26,130	39,199
With Related Allowance, Unpaid Principal Balance	26,648	39,824
With Related Allowance, Related Valuation Allowance	2,264	3,385
With Related Allowance, Average Recorded Investment	39,527	44,369
With Related Allowance, Interest Income Recognized	1,304	1,843
Recorded Investment, Total	38,487	58,300
Unpaid Principal Balance, Total	40,985	62,043
Related Valuation Allowance, Total	2,264	3,385
Average Recorded Investment, Total	51,630	65,590
Interest Income Recognized, Total	1,737	2,268
Residential real estate [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	15,463	9,128
With No Related Allowance, Unpaid Principal Balance	22,022	13,442
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	12,019	8,752
With No Related Allowance, Interest Income Recognized	455	155
With Related Allowance, Recorded Investment	24,256	26,140
With Related Allowance, Unpaid Principal Balance	24,752	26,940
With Related Allowance, Related Valuation Allowance	4,700	3,099
With Related Allowance, Average Recorded Investment	26,795	26,869
With Related Allowance, Interest Income Recognized	696	913
Recorded Investment, Total	39,719	35,268
Unpaid Principal Balance, Total	46,774	40,382
Related Valuation Allowance, Total	4,700	3,099
Average Recorded Investment, Total	38,814	35,621
Interest Income Recognized, Total	1,151	1,068
Commercial and financial [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	0	16
With No Related Allowance, Unpaid Principal Balance	0	16
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	7	774
With No Related Allowance, Interest Income Recognized	0	2
With Related Allowance, Recorded Investment	0	101
With Related Allowance, Unpaid Principal Balance	0	101
With Related Allowance, Related Valuation Allowance	0	8
With Related Allowance, Average Recorded Investment	34	154
With Related Allowance, Interest Income Recognized	0	3
Recorded Investment, Total	0	117
Unpaid Principal Balance, Total	0	117
Related Valuation Allowance, Total	0	8
Average Recorded Investment, Total	41	928
Interest Income Recognized, Total	0	5
Consumer [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	223	481
With No Related Allowance, Unpaid Principal Balance	255	523
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	431	417
With No Related Allowance, Interest Income Recognized	12	2
With Related Allowance, Recorded Investment	447	578
With Related Allowance, Unpaid Principal Balance	460	584
With Related Allowance, Related Valuation Allowance	76	112
With Related Allowance, Average Recorded Investment	585	746
With Related Allowance, Interest Income Recognized	22	31
Recorded Investment, Total	670	1,059
Unpaid Principal Balance, Total	715	1,107
Related Valuation Allowance, Total	75	112
Average Recorded Investment, Total	1,016	1,163
Interest Income Recognized, Total	$ 34	$ 33

Impaired Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions in the allowance for loan losses
Allowance, Beginning Balance	$ 25,565	$ 37,744	$ 45,192
Provision for Loan Losses	10,796	1,974	31,680
Charge-offs	(18,288)	(16,446)	(41,628)
Recoveries	4,031	2,293	2,500
Net Charge-offs	(14,257)	(14,153)	(39,128)
Allowance, Ending Balance	22,104	25,565	37,744
Construction and land development [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	1,883	7,214
Provision for Loan Losses	(478)	(1,645)
Charge-offs	(612)	(4,739)
Recoveries	341	1,053
Net Charge-offs	(271)	(3,686)
Allowance, Ending Balance	1,134	1,883
Commercial real estate [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	11,477	18,563
Provision for Loan Losses	3,209	(3,777)
Charge-offs	(8,539)	(3,663)
Recoveries	2,702	354
Net Charge-offs	(5,837)	(3,309)
Allowance, Ending Balance	8,849	11,477
Residential real estate [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	10,966	10,102
Provision for Loan Losses	7,767	7,833
Charge-offs	(8,381)	(7,482)
Recoveries	738	513
Net Charge-offs	(7,643)	(6,969)
Allowance, Ending Balance	11,090	10,966
Commercial and financial [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	402	480
Provision for Loan Losses	283	(379)
Charge-offs	(346)	0
Recoveries	129	301
Net Charge-offs	(217)	301
Allowance, Ending Balance	468	402
Consumer [Member]
Transactions in the allowance for loan losses
Allowance, Beginning Balance	837	1,385
Provision for Loan Losses	15	(58)
Charge-offs	(410)	(562)
Recoveries	121	72
Net Charge-offs	(289)	(490)
Allowance, Ending Balance	$ 563	$ 837

Impaired Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	$ 82,901	$ 100,137
Collectively Evaluated for Impairment, Carrying Value	1,143,180	1,107,937
Individually Evaluated for Impairment, Associated Allowance	7,269	6,979
Collectively Evaluated for Impairment, Associated Allowance	14,835	18,586
Carrying Value, Total	1,226,081	1,208,074
Associated Allowance, Total	22,104	25,565
Construction and land development [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	4,025	5,393
Collectively Evaluated for Impairment, Carrying Value	56,711	43,791
Individually Evaluated for Impairment, Associated Allowance	230	375
Collectively Evaluated for Impairment, Associated Allowance	904	1,508
Carrying Value, Total	60,736	49,184
Associated Allowance, Total	1,134	1,883
Commercial real estate [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	38,487	58,300
Collectively Evaluated for Impairment, Carrying Value	448,341	450,053
Individually Evaluated for Impairment, Associated Allowance	2,264	3,385
Collectively Evaluated for Impairment, Associated Allowance	6,585	8,092
Carrying Value, Total	486,828	508,353
Associated Allowance, Total	8,849	11,477
Residential real estate [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	39,719	35,268
Collectively Evaluated for Impairment, Carrying Value	529,612	510,978
Individually Evaluated for Impairment, Associated Allowance	4,700	3,099
Collectively Evaluated for Impairment, Associated Allowance	6,390	7,867
Carrying Value, Total	569,331	546,246
Associated Allowance, Total	11,090	10,966
Commercial and financial [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	0	117
Collectively Evaluated for Impairment, Carrying Value	61,903	52,988
Individually Evaluated for Impairment, Associated Allowance	0	8
Collectively Evaluated for Impairment, Associated Allowance	468	394
Carrying Value, Total	61,903	53,105
Associated Allowance, Total	468	402
Consumer [Member]
Loan portfolio and related allowance
Individually Evaluated for Impairment, Carrying Value	670	1,059
Collectively Evaluated for Impairment, Carrying Value	46,613	50,127
Individually Evaluated for Impairment, Associated Allowance	75	112
Collectively Evaluated for Impairment, Associated Allowance	488	725
Carrying Value, Total	47,283	51,186
Associated Allowance, Total	$ 563	$ 837

Impaired Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	$ 18,000,000
Impaired Loans and Valuation Allowance for Loan Losses (Additional Textual) [Abstract]
Loan default period	90 days
Accruing TDRs	41,900,000	71,600,000
Average recorded investment in impaired loans	96,439,000	119,528,000	149,058,000
Interest income on impaired loans	3,054,000	3,541,000	2,671,000
Impaired Loans, Interest Income Recognized due to change in present value	1,000,000	1,100,000
Nonaccrual loans and loans past due ninety days	40,955,000	28,526,000	68,284,000
Accrual Loans	1,000	0	0
Construction and land development [Member]
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	100,000
Commercial real estate [Member]
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	800,000
Residential real estate [Member]
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	4,900,000
Consumer [Member]
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	$ 100,000

Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Bank premises and equipment
Cost	$ 69,375	$ 69,991
Accumulated Depreciation & Amortization	(34,910)	(35,764)
Net Carrying Value	34,465	34,227
Premises [Member]
Summary of Bank premises and equipment
Cost	48,064	48,691
Accumulated Depreciation & Amortization	(19,051)	(18,710)
Net Carrying Value	29,013	29,981
Furniture and equipment [Member]
Summary of Bank premises and equipment
Cost	21,311	21,300
Accumulated Depreciation & Amortization	(15,859)	(17,054)
Net Carrying Value	$ 5,452	$ 4,246

Bank Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank Premises and Equipment (Textual) [Abstract]
Land	$ 8,978	$ 8,883

Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross carrying amount and accumulated amortization of intangible asset
Gross carrying amount	$ 9,494	$ 9,494
Accumulated amortization	(7,993)	(7,205)
Deposit base [Member]
Gross carrying amount and accumulated amortization of intangible asset
Gross carrying amount	9,494	9,494
Accumulated amortization	$ (7,993)	$ (7,205)

Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible amortization expense
Deposit base	$ 788	$ 847	$ 985
Deposit base [Member]
Intangible amortization expense
Deposit base	$ 788	$ 847	$ 985

Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Intangible Assets (Textual) [Abstract]
Amortization expense, deposit base intangible for 2013	$ 783
Amortization expense, deposit base intangible for 2014	718
Amortization expense, deposit base intangible for 2015	0
Amortization expense, deposit base intangible for 2016	0
Amortization expense, deposit base intangible for 2017	0
Amortization expense, deposit base intangible thereafter	$ 0

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal funds purchased and securities sold under agreements to repurchase
Maximum amount outstanding at any month end	$ 149,316	$ 154,440	$ 125,920
Weighted average interest rate at end of year	0.21%	0.22%	0.25%
Average amount outstanding	$ 141,592	$ 106,495	$ 87,106
Weighted average interest rate during the year	0.24%	0.26%	0.27%

Borrowings (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended		12 Months Ended
	Jun. 30, 2007	Sep. 30, 2011	Dec. 31, 2012 PaymentPeriod	Dec. 31, 2010	Dec. 16, 2005	Mar. 31, 2005	Dec. 31, 2012 Trust I [Member]	Dec. 31, 2012 Trust II [Member]	Dec. 31, 2012 Trust III [Member]	Dec. 31, 2012 Trust I & II [Member]	Nov. 30, 2007 Federal Home Loan Bank [Member]	Sep. 30, 2007 Federal Home Loan Bank [Member]	Dec. 31, 2012 Federal Home Loan Bank [Member]	Dec. 31, 2012 LIBOR Rate [Member] Trust I [Member]	Dec. 31, 2012 LIBOR Rate [Member] Trust II [Member]	Dec. 31, 2012 LIBOR Rate [Member] Trust III [Member]	Dec. 31, 2012 Federal Reserve [Member]	Dec. 31, 2011 Federal Reserve [Member]	Dec. 31, 2012 September 15, 2017 [Member]	Dec. 31, 2012 November 27, 2017 [Member]
Debt Instrument [Line Items]
Advances received											$ 25,000,000	$ 25,000,000
Debt maturity date											Nov 27, 2017	Sep 15, 2017
Fixed rates advances																			3.64%	2.70%
Period of perpetual option conversion													3 months
Junior subordinated debentures private sales							20,000,000	20,000,000	12,000,000
Basis points on variable rate, percentage														1.75%	1.33%	1.35%
Adjust Basis points on variable rate, percentage							2.06%	1.64%	1.66%
Junior subordinated deferrable interest notes issued									12,400,000	41,200,000
Trust preferred securities issued																	52,000,000	52,000,000
Issued of common equity securities							619,000	619,000	372,000
Borrowings (Additional Textual) [Abstract]
Securities sold under agreements to repurchase with maturities period			overnight to seven days
Secured lines of credit			911,403,000
Junior subordinated debentures					20,619,000	20,619,000
Aggregate subordinated debentures					41,238,000
Additional Junior subordinated debentures	12,372,000
Trust Preferred securities redemption details			The trust preferred securities have original maturities of thirty years, and may be redeemed without penalty on or after June 10, 2010, March 15, 2011, and September 15, 2012, respectively, upon approval of the Federal Reserve or upon occurrence of certain events affecting their tax or regulatory capital treatment.
Original debt maturity, period			30 years
Quarterly interest payment period for notes			20
Accumulated deferred interest payments		$ 2,426,000		$ 2,000,000

Employee Benefits and Stock Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option and SSARs activity
Number of Shares, Beginning Balance	535,000	547,000	558,000
Weighted Average Exercise Price, Beginning Balance	$ 21.42	$ 21.39	$ 21.21
Aggregate Intrinsic Value, Beginning Balance	$ 0	$ 0	$ 0
Number of Shares, Granted	0	0	0
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Number of Shares, Exercised	0	0	0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Number of Shares, Expired	0	0	0
Weighted Average Exercise Price, Expired	$ 0	$ 0	$ 0
Number of Shares, Cancelled	(99,000)	(12,000)	(11,000)
Weighted Average Exercise Price, Cancelled	$ 22.66	$ 20.14	$ 11.88
Number of Shares, Ending Balance	436,000	535,000	547,000
Weighted Average Exercise Price, Ending Balance	$ 21.12	$ 21.42	$ 21.39
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0	$ 0
Maximum [Member]
Summary of stock option and SSARs activity
Option or SSAR Price Per Share, Beginning Balance	$ 27.36	$ 27.36	$ 27.36
Option or SSAR Price Per Share, Granted	$ 0	$ 0	$ 0
Option or SSAR Price Per Share, Exercised	$ 0	$ 0	$ 0
Option or SSAR Price Per Share, Expired	$ 0	$ 0	$ 0
Option or SSAR Price Per Share, Cancelled	$ 26.72	$ 26.72	$ 26.72
Option or SSAR Price Per Share, Ending Balance	$ 27.36	$ 27.36	$ 27.36
Minimum [Member]
Summary of stock option and SSARs activity
Option or SSAR Price Per Share, Beginning Balance	$ 17.08	$ 17.08	$ 7.46
Option or SSAR Price Per Share, Cancelled	$ 17.08	$ 17.08	$ 7.46
Option or SSAR Price Per Share, Ending Balance	$ 17.08	$ 17.08	$ 17.08

Employee Benefits and Stock Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock options outstanding and exercisable
Options / SSARs Outstanding, Number of Shares Outstanding	436,000	535,000	547,000	558,000
Options / SSARs Outstanding, Weighted Average Remaining Contractual Life in Years	2 years 9 months
Options / SSARs Exercisable (Vested), Number of Shares Exercisable	436,000
Options / SSARs Exercisable (Vested), Weighted Average Exercise Price	$ 21.12
Options / SSARs Exercisable (Vested), Weighted Average Remaining Contractual Life in Years	2 years 9 months
Options / SSARs Exercisable (Vested), Aggregate Intrinsic Value	$ 0

Employee Benefits and Stock Compensation (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Summary of Non-vested restricted stock awards
Number of Non-vested Restricted Stock Award Shares	899,000
Remaining Unrecognized Compensation Cost	$ 844,000
Weighted Average Remaining Recognition Period	2 years 11 months 16 days

Employee Benefits and Stock Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 18, 2001 Plan
Employee Benefits and Stock Compensation (Textual) [Abstract]
Stock options exercised	0
Windfall tax benefits realized from the exercise of stock options	$ 0
Employee Benefits and Stock Compensation (Additional Textual) [Abstract]
Profit sharing and retirement contributions charged to operations	771,000	361,000	373,000
Profit sharing and retirement plan service period	1 year
Stock options or stock appreciation rights contractual life	10 years
Repurchase Program Approval Date	Sep 18, 2001
Number of repurchase program				1
Share repurchase program, shares authorized	825,000
Recognized non-cash compensation expense before tax	796,000	588,000	493,000
Maximum remaining number of repurchase Shares under repurchase plan	76,000
Grant of stock options or SSARS	0	0	0
Recognized non-cash compensation expense after tax	489,000	361,000	303,000
Compensation cost capitalized	0
Unrecognized compensation cost of stock options and SAR's	0
Maximum [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Stock awards contractual life period	5 years
Minimum [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Stock awards contractual life period	3 years
Stock Options [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Stock options vesting period	5 years
Cash utilized for settle equity instruments granted under stock option awards	0
Restricted Stock [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Issue of shares of restricted awards	73,000
Restricted stock awards vested	204,000
Restricted stock awards cancelled	56,000
Non-vested restricted stock awards outstanding	899,000
Stock options vesting period	5 years
Increase in Non-vested restricted stock awards outstanding		187,000
Cash utilized to settle equity instruments under stock awards	$ 0
1991 Plan [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Common stock shares authorized under stock plan	990,000
1991 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Granted options and stock appreciation rights, Shares	826,000
1996 Plan [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Common stock shares authorized under stock plan	990,000
1996 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Granted options and stock appreciation rights, Shares	933,000
2000 Plan [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Common stock shares authorized under stock plan	1,320,000
2000 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Granted options and stock appreciation rights, Shares	791,000
2000 Plan [Member] | Restricted Stock [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Issue of shares of restricted awards			17,000
Issue of shares of restricted awards, price per share			$ 1.9
2008 Plan [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Common stock shares authorized under stock plan	1,500,000
2008 Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Granted options and stock appreciation rights, Shares	0
2008 Plan [Member] | Restricted Stock [Member]
Employee Benefits and Stock Compensation (Textual) [Abstract]
Issue of shares of restricted awards	73,000	1,143,400
Issue of shares of restricted awards, price per share	$ 1.62	$ 1.42

Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments under leases
2013	$ 3,399
2014	3,062
2015	2,529
2016	2,414
2017	2,158
Thereafter	12,156
Total	$ 25,718

Lease Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Commitments (Textual) [Abstract]
Rent expense charged to operations	$ 3,881,000	$ 4,010,000	$ 3,951,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal	$ 0	$ 0	$ 29
State	7	10	24
Deferred
Federal	0	0	(29)
State	(7)	(10)	(24)
Total	$ 0	$ 0	$ 0

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of expected tax benefit with income tax benefit relating to loss before income taxes
Tax rate applied to income (loss) before income taxes	$ (249)	$ 2,333	$ (11,622)
Increase (decrease) resulting from the effects of:
Tax exempt interest on obligations of states and political subdivisions	(118)	(143)	(177)
State income taxes	(27)	(173)	506
Stock compensation	28	132	150
Expiration of capital loss carryforward	354	0	0
Other	53	281	174
Federal tax provision (benefit) before valuation allowance	41	2,430	(10,969)
State tax provision (benefit) before valuation allowance	76	494	(1,666)
Total income tax provision (benefit)	117	2,924	(12,635)
Change in valuation allowance	(117)	(2,924)	12,635
Provision for income taxes	$ 0	$ 0	$ 0

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of net deferred tax assets (liabilities)
Allowance for loan losses	$ 8,964	$ 10,372
Other real estate owned	1,521	4,009
Capital losses	26	384
Accrued stock compensation	28	132	150
Federal tax loss carryforward	44,755	42,235
State tax loss carryforward	8,202	8,010
Alternative minimum tax carryforward	1,304	1,304
Deferred compensation	1,162	1,202
Other	990	306
Gross deferred tax assets	67,416	68,239
Less: Valuation allowance	(44,821)	(44,938)
Deferred tax assets net of valuation allowance	22,595	23,301
Depreciation	(1,514)	(1,694)
Deposit base intangible	(538)	(843)
Net unrealized securities gains	(1,972)	(3,287)
Accrued interest and fee income	(620)	(661)
Gross deferred tax liabilities	(4,644)	(6,485)
Net deferred tax assets	$ 17,951	$ 16,816

Income Taxes (Details 3)	12 Months Ended
Dec. 31, 2012
United States of America [Member]
Summary of Income Tax Examination Major Tax jurisdictions along with Tax Year
Income tax examination year under examination	2010
Florida [Member]
Summary of Income Tax Examination Major Tax jurisdictions along with Tax Year
Income tax examination year under examination	2008

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Net deferred tax assets	$ 17,951,000	$ 16,816,000
Income Taxes (Additional Textual) [Abstract]
U.S. federal tax rate	35.00%	35.00%	35.00%
Income taxes related to securities transactions	2,939,000	471,000	1,422,000
Accrued interest and penalties	0
Unrecognized income tax benefit or provision	0
U.S. federal [Member]
Income Taxes (Textual) [Abstract]
Net deferred tax assets	49,000,000
Deferred tax valuation allowance	34,100,000
Taxable income U.S federal DTA	140,000,000
Net operating loss carryforwards	127,900,000
State [Member]
Income Taxes (Textual) [Abstract]
Net deferred tax assets	13,800,000
Deferred tax valuation allowance	10,700,000
Taxable income state DTA	251,000,000
Net operating loss carryforwards	$ 229,400,000

Noninterest Income and Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NONINTEREST INCOME
Service charges on deposit accounts	$ 6,245	$ 6,262	$ 5,925
Trust fees	2,279	2,111	1,977
Mortgage banking fees	3,710	2,140	2,119
Brokerage commissions and fees	1,071	1,122	1,174
Marine finance fees	1,111	1,209	1,334
Interchange income	4,501	3,808	3,163
Other deposit based EFT fees	336	318	321
Other	2,191	1,375	2,121
Noninterest Income	21,444	18,345	18,134
Loss on sale of commercial loan	(1,238)	0	0
Securities gains, net	7,619	1,220	3,687
Total noninterest income	27,825	19,565	21,821
NONINTEREST EXPENSE:
Salaries and wages	29,935	27,288	26,408
Employee benefits	7,710	5,875	5,717
Outsourced data processing costs	7,382	6,583	5,981
Telephone / data lines	1,178	1,179	1,505
Occupancy	8,146	7,627	7,480
Furniture and equipment	2,319	2,291	2,398
Marketing	3,095	2,917	2,910
Legal and professional fees	5,241	6,137	7,977
FDIC assessments	2,805	3,013	3,958
Amortization of intangibles	788	847	985
Asset disposition expense	1,459	2,281	2,268
Net loss on other real estate owned and repossessed assets	3,467	3,751	13,541
Other	9,023	7,974	8,428
Total noninterest expense	$ 82,548	$ 77,763	$ 89,556

Shareholders Equity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of fair value of warrants
Risk free interest rate	2.17%
Expected life of options	10 years
Expected dividend yield	0.63%
Expected volatility	28.00%
Weighted average fair value	$ 5.3

Shareholder's Equity (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of required regulatory capital
Total Capital (to risk-weighted assets), Ratio	12.00%
Tier 1 Capital (to adjusted average assets), Ratio	8.50%
SEACOAST BANKING CORP (CONSOLIDATED) [Member]
Summary of required regulatory capital
Total Capital (to risk-weighted assets), Amount	$ 227,428	$ 230,303
Total Capital (to risk-weighted assets), Ratio	18.33%	18.77%
Total Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Amount	99,247	98,124
Total Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Ratio	8.00%	8.00%
Tier 1 Capital (to risk-weighted assets), Amount	211,839	214,844
Tier 1 Capital (to risk-weighted assets), Ratio	17.08%	17.51%
Tier 1 Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Amount	49,624	49,062
Tier 1 Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 Capital (to adjusted average assets) Amount	211,839	214,844
Tier 1 Capital (to adjusted average assets), Ratio	10.04%	10.31%
Tier 1 Capital (to adjusted average assets), Minimum for Capital Adequacy Purpose, Amount	84,377	83,338
Tier 1 Capital (to adjusted average assets), Minimum for Capital Adequacy Purpose, Ratio	4.00%	4.00%
SEACOAST NATIONAL BANK (A WHOLLY OWNED BANK SUBSIDIARY) [Member]
Summary of required regulatory capital
Total Capital (to risk-weighted assets), Amount	220,433	219,177
Total Capital (to risk-weighted assets), Ratio	17.79%	17.89%
Total Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Amount	99,116	97,992
Total Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Ratio	8.00%	8.00%
Total Capital (to risk-weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	123,895	122,490
Total Capital (to risk-weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital (to risk-weighted assets), Amount	204,864	203,739
Tier 1 Capital (to risk-weighted assets), Ratio	16.54%	16.63%
Tier 1 Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Amount	49,558	48,996
Tier 1 Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 Capital (to risk-weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	74,337	73,494
Tier 1 Capital (to risk-weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 Capital (to adjusted average assets) Amount	204,864	203,739
Tier 1 Capital (to adjusted average assets), Ratio	9.72%	9.79%
Tier 1 Capital (to adjusted average assets), Minimum for Capital Adequacy Purpose, Amount	84,312	83,275
Tier 1 Capital (to adjusted average assets), Minimum for Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 Capital (to adjusted average assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 105,389	$ 104,094
Tier 1 Capital (to adjusted average assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%

Shareholder's Equity (Details Textual) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2012 Stock Purchase Plan [Member]	Dec. 31, 2012 Profit Sharing Plan [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Apr. 30, 2010 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Jun. 22, 2010 Series B Preferred Stock [Member]
Shareholders Equity (Textual) [Abstract]
Reserved common shares for issuance			1,500,000	742,500
Common shares issued as a result of employee participation, aggregate			757,551	172,949
Fixed Rate Cumulative Perpetual Preferred Stock Issued					2,000	2,000	2,000	2,000
Preferred stock par value per share					$ 0.1	$ 0.1	$ 0.1	$ 0.1
Warrant expiry period					10 years
Warrant to purchase shares of common stock					589,625
Common stock exercise price per share					$ 6.36	$ 6.36
Initially quarterly dividends paid at annual rate					5.00%
Increase in dividend after five years					9.00%
Preferred Stock, Liquidation Preference					$ 25,000	$ 25,000
Reduced dividend per share in third quarter of 2008						$ 0.01
Dividend Payment Remitted							6,614,000
Mandatorily Convertible Nonvoting Preferred Stock offered									50,000,000
Tier 1 risk-based equity, net of issuance costs									$ 47,100,000
Common shares issued for convertible preferred stock	94,875,645	94,693,002									34,465,000
Duration after which, preferred stock dividend rate increases	5 years
Number of days after shareholder's approval, for conversion of preferred stock										5 days
Shareholders equity (Additional Textual) [Abstract]
Common stock, number of voting rights per share	1
Treasury stock, shares issued	0	10,000
Total risk-based capital ratio	12.00%
Tier 1 Capital (to adjusted average assets), Ratio	8.50%

Parent Company Only Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 45,620	$ 41,136
Other assets	54,223	55,189
TOTAL ASSETS	2,173,929	2,137,375
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debt	53,610	53,610
Other liabilities	9,009	8,695
Shareholders' equity	165,546	170,077
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,173,929	2,137,375
Parent Company [Member]
ASSETS
Cash	4,067	7,781
Securities purchased under agreement to resell with subsidiary bank, maturing within 30 days	2,922	3,344
Investment in subsidiaries	212,182	212,583
Other assets	13	14
TOTAL ASSETS	219,184	223,722
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debt	53,610	53,610
Other liabilities	28	35
Shareholders' equity	165,546	170,077
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 219,184	$ 223,722

Parent Company Only Financial Information (Details1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income
Total interest income	$ 73,287	$ 80,792	$ 84,541
Interest expense	8,478	13,953	18,329
Other expenses	9,023	7,974	8,428
Income tax benefit	0	0	0
NET INCOME (LOSS)	(710)	6,667	(33,203)
Parent Company [Member]
Income
Dividends from subsidiary Bank	0	0	0
Interest/other	29	79	12
Total interest income	29	79	12
Interest expense	1,057	1,152	1,187
Other expenses	575	405	879
Loss before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Income tax benefit	0	0	0
Loss before equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Equity in undistributed income (loss) of subsidiaries	893	8,145	(31,149)
NET INCOME (LOSS)	$ (710)	$ 6,667	$ (33,203)

Parent Company Only Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Interest received	$ 78,119	$ 81,904	$ 85,584
Interest paid	(9,003)	(16,211)	(17,385)
Income taxes received (paid)	2	(9)	21,262
Net cash (used) provided by operating activities	(2,062)	23,741	42,659
Cash flows from investing activities
Purchases of securities available for sale	(384,120)	(379,262)	(275,839)
Net cash (used) provided by investing activities	(28,421)	(180,869)	55,985
Cash flows from financing activities
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employee benefit plans	196	123	180
Dividends paid on preferred shares	(2,500)	(6,875)	0
Net cash provided (used) by financing activities	38,389	112,804	(102,339)
Net increase (decrease) in cash and cash equivalents	7,906	(44,324)	(3,695)
Cash and cash equivalents at beginning of year	167,081	211,405	215,100
Cash and cash equivalents at end of year	174,987	167,081	211,405
RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
NET INCOME (LOSS)	(710)	6,667	(33,203)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net change in other assets	(835)	585	(1,954)
Net cash used in operating activities	(2,062)	23,741	42,659
Parent Company [Member]
Cash flows from operating activities
Interest received	7	9	12
Interest paid	(1,045)	(3,288)	0
Dividends received	22	70	0
Income taxes received (paid)	(32)	(67)	63
Other	(703)	(420)	(893)
Net cash (used) provided by operating activities	(1,751)	(3,696)	(818)
Cash flows from investing activities
Purchases of securities available for sale	422	285	1,601
Investments in subsidiaries	0	0	(38,000)
Net cash (used) provided by investing activities	422	285	(36,399)
Cash flows from financing activities
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employee benefit plans	196	123	180
Dividend reinvestment plan	0	0	20
Dividends paid on preferred shares	(2,500)	(6,875)	0
Net cash provided (used) by financing activities	(2,385)	(6,752)	47,327
Net increase (decrease) in cash and cash equivalents	(3,714)	(10,163)	10,110
Cash and cash equivalents at beginning of year	7,781	17,944	7,834
Cash and cash equivalents at end of year	4,067	7,781	17,944
RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
NET INCOME (LOSS)	(710)	6,667	(33,203)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed (income) loss of subsidiaries	(893)	(8,145)	31,149
Net change in other assets	(148)	(2,218)	1,236
Net cash used in operating activities	$ (1,751)	$ (3,696)	$ (818)

Contingent Liabilities and Commitments with Off Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Financial Instruments with Off-Balance-Sheet Risk
Commitment to extend credit	$ 118,887	$ 106,209
Unfunded limited partner equity commitment	4,000	0
Secured [Member]
Summary of Financial Instruments with Off-Balance-Sheet Risk
Standby letters of credit and financial guarantees written	2,509	2,513
Unsecured [Member]
Summary of Financial Instruments with Off-Balance-Sheet Risk
Standby letters of credit and financial guarantees written	$ 8	$ 9

Contingent Liabilities and Commitments with Off Balance Sheet Risk (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of minimum future contractual obligation under renewal of contract
2012	$ 13,464
2013	11,016
2014	8,568
2015	6,120
2016	$ 3,672

Contingent Liabilities and Commitments with Off Balance Sheet Risk (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitment to extend credit amount	$ 118,887,000	$ 106,209,000
Unfunded limited partner equity commitment	4,000,000	0
Maximum [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitment to extend credit fixed interest rate	5.88%
Minimum [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitment to extend credit fixed interest rate	2.63%
Secured credit risk [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Secured amount of commitment to extend credit	81,180,000
Secured [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitments to extend credit	3,629,000	10,603,000
Commitments to extend credit [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitment to extend credit amount	118,887,000
Fixed interest rate credit risk [Member]
Contingent Liabilities and Commitments with Off Balance Sheet Risk (Textual) [Abstract]
Commitments to extend credit fixed interest rate	$ 16,868,000

Supplemental Disclosures for Consolidated Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities
Net income (loss)	$ (710)	$ 6,667	$ (33,203)
Adjustments to reconcile net income (loss) to net cash (used) provided by operating activities
Depreciation	2,827	2,830	3,097
Net amortization of premiums and discounts on securities	4,740	2,555	623
Other amortization and accretion	20	(35)	282
Change in loans available for sale, net	(20,143)	5,724	5,893
Provision for loan losses, net	10,796	1,974	31,680
Deferred tax benefit	(7)	(10)	(53)
Gain on sale of securities	(7,619)	(1,220)	(3,687)
Gain on sale of loans	(816)	(143)	(113)
Loss on sale or write down of foreclosed assets	3,548	3,812	13,520
Writedown on loan available for sale	1,238	0	0
Loss (gain) on disposition of equipment	774	58	(31)
Stock based employee benefit plans	196	123	180
Change in interest receivable	861	(561)	1,123
Change in interest payable	(524)	(2,258)	944
Change in prepaid expenses	2,601	2,748	3,822
Change in accrued taxes	(190)	(145)	21,424
Net change in other assets	(835)	585	(1,954)
Change in other liabilities	581	573	(1,201)
Net cash (used) provided by operating activities	(2,062)	23,741	42,659
Supplemental disclosure of non cash investing activities
Fair value adjustment to securities	(3,405)	5,530	(279)
Transfers from loans to other real estate owned	14,067	35,500	22,114
Transfers from loans to loans available for sale	10,321	0	0
Transfers from other assets to other real estate owned	0	0	1,676
Transfer from bank premises and equipment to other real estate owned	0	0	377
Purchase of securities under trade date accounting	0	0	508
Transfer of loans to other assets	0	0	1,747
Transfer of other real estate owned to other assets	0	0	1,642
Matured securities recorded as a receivable	$ 3,100	$ 3,630	$ 0

Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements for items measured at fair value
OREO (2)	$ 11,887	$ 20,946
Fair Value, Measurements, Nonrecurring [Member]
Fair value measurements for items measured at fair value
Available for sale securities (3)	643,050	648,362
Loans available for sale (4)	36,021	6,795
Loans (1)	24,510	18,895
OREO (2)	11,887	20,946
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets Level 1 [Member]
Fair value measurements for items measured at fair value
Available for sale securities (3)	1,707	1,724
Loans available for sale (4)	0	0
Loans (1)	0	0
OREO (2)	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs Level 2 [Member]
Fair value measurements for items measured at fair value
Available for sale securities (3)	641,343	646,638
Loans available for sale (4)	36,021	6,795
Loans (1)	12,778	9,423
OREO (2)	3,457	2,509
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs Level 3 [Member]
Fair value measurements for items measured at fair value
Available for sale securities (3)	0	0
Loans available for sale (4)	0	0
Loans (1)	11,732	9,472
OREO (2)	$ 8,430	$ 18,437

Fair Value (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Securities held to maturity	$ 13,818	$ 19,977
Loans, net	1,203,977	1,182,509
Quoted Prices in Active Markets for Identical Assets Level 1 [Member]
Financial Assets
Securities held to maturity	0	0
Loans, net	0	0
Financial Liabilities
Deposit	0	0
Borrowings	0	0
Subordinated debt	0	0
Significant Other Observable Inputs Level 2 [Member]
Financial Assets
Securities held to maturity	14,542	20,487
Loans, net	0	0
Financial Liabilities
Deposit	0	0
Borrowings	55,604	55,449
Subordinated debt	37,527	32,166
Significant Unobservable Inputs Level 3 [Member]
Financial Assets
Securities held to maturity	0	0
Loans, net	1,201,178	1,192,914
Financial Liabilities
Deposit	1,761,119	1,722,709
Borrowings	0	0
Subordinated debt	0	0
Carrying Amount [Member]
Financial Assets
Securities held to maturity	13,818	19,977
Loans, net	1,179,467	1,163,614
Financial Liabilities
Deposit	1,758,961	1,718,741
Borrowings	50,000	50,000
Subordinated debt	$ 53,610	$ 53,610

Fair Value (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Fair Value Instruments Measured at Fair Value (Textual) [Abstract]
Transfers between level 1 and level 2		$ 0
Loans classified as Level 3 transfers out		5,200,000
Transfers out consisted of charge-offs	0	0
Recorded sales	0	0
Range of capitalization rates utilized to determine fair value		9.00%
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Instruments Measured at Fair Value (Textual) [Abstract]
Loans classified as Level 3 transfers in	0	24,700,000
Loans classified as Level 3 transfers out	0
Other real estate owned and other reductions	0	17,400,000
Other real estate owned and other reductions classified as level 3 transfers out	0	18,600,000
Valuation write downs	0	2,900,000
Other real estate revenue	0	15,700,000
Other real estate owned and other reductions classified as level three transfers in	$ 0	$ 8,600,000

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and Diluted Earnings Per Share
Loss available to common shareholders	$ (4,458)		$ (36,951)
Shares	93,743,787		76,561,692
Per Share Amount	$ (0.05)		$ (0.48)
Diluted Earnings Per Share
Income (Loss) available to common shareholders plus assumed conversions		$ 2,919
Employee restricted stock (See Note J)		289,090
Shares	93,743,787	93,801,073	76,561,692
Per Share Amount	$ (0.05)	$ 0.03	$ (0.48)

Earnings Per Share (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (Textual) [Abstract]
Shares excluded from computation of diluted EPS	436,000	1,125,000	1,136,000